As filed with the Securities and Exchange Commission on March 1, 2004.
                                                      Registration No. 333-19583
                                                      Registration No. 811-08015
--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-4

                  REGISTRATION UNDER THE SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 15


                                       and

              REGISTRATION UNDER THE INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 17
                         -------------------------------



                      NATIONAL VARIABLE ANNUITY ACCOUNT II
                           (Exact name of Registrant)

                         NATIONAL LIFE INSURANCE COMPANY
                             One National Life Drive
                              Montpelier, VT 05604
     (Complete name and address of depositor's principal executive offices)
                                 (802) 229-3113
                          -----------------------------

                             D. Russell Morgan, Esq.
                            Assistant General Counsel
                         National Life Insurance Company
                             One National Life Drive
                            Montpelier, Vermont 05604
                (name and complete address of agent for service)
                         -------------------------------

                                    Copy to:
                              Stephen E. Roth, Esq.
                         Sutherland Asbill & Brennan LLP
                          1275 Pennsylvania Avenue, NW
                            Washington, DC 20004-2415
                         -------------------------------


It is proposed that this filing will become effective:


______ immediately upon filing pursuant to paragraph (b) of Rule 485
______ on (date) pursuant to paragraph (b) of Rule 485
______ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 X
  X     on May 1, 2004 pursuant to paragraph (a) (1) of Rule 485
------
______ this post-effective amendment designates a new effective date of a previously filed post-effective amendment.


                  --------------------------------------------

Title of Securities Being Registered: Interests in a Variable Account under individual flexible premium variable annuity contracts.

                       Sentinel Advantage Variable Annuity
                               P R O S P E C T U S
                                Dated May 1, 2004

--------------------------------------------------------------------------------
                 National Life Insurance Company o Home 0ffice:
        National Life Drive, Montpelier, Vermont 05604 o 1-800-537-7003
--------------------------------------------------------------------------------

         The Sentinel Advantage Contracts described in this prospectus are individual flexible premium variable annuity contracts supported by National Variable Annuity Account II (the "Variable Account"), a separate account of National Life Insurance Company ("National Life, "we, "our, or "us"). We allocate net Premium Payments to either the Variable Account, the Fixed Account, or the Guaranteed Accounts. The Variable Account is currently divided into 49 Subaccounts. Each Subaccount invests in shares of a corresponding underlying Fund option (each a "Fund") described below:


-------------------------------------------------------------------------------------------------------------
MANAGED BY NL CAPITAL     MANAGED BY FRED ALGER   MANAGED BY AMERICAN CENTURY      MANAGED BY THE DREYFUS
MANAGEMENT, INC.          MANAGEMENT, INC         INVESTMENT MANAGEMENT, INC       CORPORATION
 -------------------------------------------------------------------------------------------------------------

SENTINEL VARIABLE         ALGER AMERICAN FUND     AMERICAN CENTURY VARIABLE        APPRECIATION FUND
  PRODUCTS TRUST                                  PORTFOLIOS, INC

  COMMON STOCK FUND       GROWTH PORTFOLIO        VP INCOME & GROWTH PORTFOLIO     SOCIALLY RESPONSIBLE GROWTH FUND

  MID CAP GROWTH FUND     GROWTH PORTFOLIO        VP VALUE PORTFOLIO               DEVELOPING LEADERS FUND
  SMALL COMPANY FUND      LEVERAGED ALLCAP        VP ULTRA PORTFOLIO               DREYFUS QUALITY BOND FUND
  GROWTH INDEX FUND         PORTFOLIO             VP VISTA PORTFOLIO
  BALANCED FUND           SMALL CAPITALIZATION    VP INTERNATIONAL PORTFOLIO
  BOND FUND                 PORTFOLIO                PORTFOLIO
  MONEY MARKET FUND

-------------------------------------------------------------------------------------------------------------
MANAGED BY FIDELITY       MANAGED BY FRANKLIN     MANAGED BY INVESCO FUNDS         MANAGED BY  J.P. MORGAN
MANAGEMENT AND RESEARCH   TEMPLETON               GROUP, INC.                      INVESTMENT MANAGEMENT, INC.
COMPANY
-------------------------------------------------------------------------------------------------------------

FIDELITY VARIABLE         FRANKLIN TEMPLETON      INVESCO VARIABLE INVESTMENT      J.P. MORGAN SERIES TRUST II
  INSURANCE PRODUCT FUNDS   VARIABLE INSURANCE
                            PRODUCTS TRUST

   CONTRAFUND PORTFOLIO   MUTUAL SHARES           VIF DYNAMICS FUND               INTERNATIONAL OPPORTUNITIES
   EQUITY INCOME            SECURITIES FUND       VIF HEALTH SCIENCES              PORTFOLIO
     PORTFOLIO            FRANKLIN SMALL CAP      VIF TECHNOLOGY FUND              SMALL COMPANY PORTFOLIO
   GROWTH PORTFOLIO        VALUE SECURITIES
   HIGH INCOME PORTFOLIO   FUND
   INDEX 500 PORTFOLIO    FRANKLIN SMALL CAP FUND
   INVESTMENT GRADE BOND  TEMPLETON FOREIGN SECURITIES
   OVERSEAS PORTFOLIO       FUND
   MID CAP PORTFOLIO      FRANKLIN REAL ESTATE
                            FUND

-------------------------------------------------------------------------------------------------------------

MANAGED BY NEUBERGER      MANAGED BY DEUTSCHE     MANAGED BY STRONG CAPITAL        MANAGED BY T. ROWE PRICE
  BERMAN MANAGEMENT, INC. INVESTMENT MANAGEMENT   MANAGEMENT, INC.                 ASSOCIATES, INC.
                          AMERICA'S, INC.
-------------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS SCUDDER VARIABLE        STRONG VARIABLE INSURANCE        T. ROWE PRICE EQUITY SERIES, INC.
  MANAGEMENT TRUST         SERIES II                   FUNDS, INC.
  PARTNERS PORTFOLIO       DREMAN HIGH RETURN       MID CAP GROWTH FUND II          EQUITY INCOME
                             EQUITY PORTFOLIO                                         PORTFOLIO
   MID CAP GROWTH         DREMAN SMALL CAP VALUE    OPPORTUNITY FUND II            BLUE CHIP GROWTH PORTFOLIO
     PORTFOLIO              PORTFOLIO                                              HEALTH SCIENCES PORTFOLIO
   FASCIANO PORTFOLIO
   LIMITED MATURITY
     PORTFOLIO
-------------------------------------------------------------------------------------------------------------




         This Prospectus provides you with the basic information you should know before investing. You should read it and keep it for future reference. A Statement of Additional Information dated May 1, 2004 containing further information about the Contracts and the Variable Account is filed with the Securities and Exchange Commission. You can obtain a copy without charge from National Life Insurance Company by calling 1-800-537-7003, by writing to National Life at the address above, or by accessing the SEC's website at http://www.sec.gov. You may also obtain prospectuses for each of the underlying Fund options identified above without charge by calling or writing to the same telephone number or address. This Prospectus must be accompanied by current prospectuses or profiles for the Funds.



         Investments in these contracts are not deposits or obligations of, and are not guaranteed or endorsed by, the adviser of any of the underlying funds identified above, the U.S. government, or any bank or bank affiliate. Investments are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. It may not be a good decision to purchase a Contract as a replacement for another type of variable annuity if you already own another flexible premium deferred variable annuity.

         The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of the Prospectus. Any representation to the contrary is a criminal offense.


         The Statement of Additional Information, dated May 1, 2004, is incorporated herein by reference. The Table of Contents for the Statement of Additional Information appears on the last page of the Prospectus.

                                Table of Contents


                                                                            Page
  SUMMARY.....................................................................
  SUMMARY OF CONTRACT EXPENSES................................................
  UNDERLYING FUND ANNUAL EXPENSES.............................................
  ACCUMULATION UNIT VALUES....................................................
  NATIONAL LIFE INSURANCE COMPANY, THE VARIABLE ACCOUNT, AND THE FUNDS........
           National Life Insurance Company....................................
           The Variable Account...............................................
           Underlying Fund Options............................................
           Other Information..................................................
DETAILED DESCRIPTION OF CONTRACT PROVISIONS...................................
           Issuance of a Contract.............................................
           Premium Payments...................................................
                    The Initial Premium Payment...............................
                    Subsequent Premium Payments...............................
                    Allocation of Net Premium Payments........................
           Transfers
           Value of a Variable Account Accumulation Unit......................
                    Net Investment Factor.....................................
           Determining the Contract Value.....................................
           Annuitization......................................................
                    Maturity Date.............................................
                    Election of Payment Options...............................
                    Frequency and Amount of Annuity Payments..................
           Annuitization - Variable Account...................................
                    Value of an Annuity Unit..................................
                    Assumed Investment Rate...................................
           Annuitization - Fixed Account......................................
           Annuity Payment Options............................................
           Stretch Annuity Payment Option.....................................
           Death of Owner.....................................................
           Death of Annuitant Prior to the Annuitization Date.................
           Generation-Skipping Transfers......................................
           Ownership Provisions...............................................
CHARGES AND DEDUCTIONS........................................................
           Deductions from the Variable Account...............................
           Contingent Deferred Sales Charge...................................
           Annual Contract Fee................................................
           Transfer Charge....................................................
           Premium Taxes......................................................
           Charge for Optional Enhanced Death Benefit Rider...................
           Other Charges......................................................
CONTRACT RIGHTS AND PRIVILEGES................................................
           Free Look..........................................................
           Loan Privilege -Tax Sheltered Annuities............................
           Surrender and Withdrawal...........................................
           Payments...........................................................
           Surrenders and Withdrawals Under a Tax-Sheltered Annuity Contract..
           Telephone Transaction Privilege....................................
           Optional "Illuminations" Investment Advisory Service...............
           Available Automated Fund Management Features.......................
                      Dollar Cost Averaging...................................
                      Portfolio Rebalancing...................................
                      Systematic Withdrawals..................................
           Contract Rights Under Certain Plans................................

                                                                            Page

THE FIXED ACCOUNT
           Minimum Guaranteed and Current Interest Rates......................
           Enhanced Fixed Account.............................................
THE GUARANTEED ACCOUNTS.......................................................
           Investments in the Guaranteed Accounts.............................
           Termination of a Guaranteed Account................................
           Market Value Adjustment............................................
           Other Matters Relevant to the Guaranteed Accounts..................
           Preserver Plus Program.............................................
OPTIONAL ENHANCED DEATH BENEFIT RIDER.........................................
OPTIONAL ACCELERATED BENEFIT RIDERS...........................................
FEDERAL INCOME TAX CONSIDERATIONS.............................................
           Taxation of Non-Qualified Contracts................................
           Taxation of Qualified Contracts....................................
           Possible Tax Law Changes...........................................
GENDER NEUTRALITY.............................................................
VOTING RIGHTS.................................................................
CHANGES TO VARIABLE ACCOUNT...................................................
ADVERTISING...................................................................
           Yield..............................................................
           Performance........................................................
DISTRIBUTION OF THE CONTRACTS.................................................
FINANCIAL STATEMENTS..........................................................
STATEMENTS AND REPORTS........................................................
OWNER INQUIRIES...............................................................
LEGAL PROCEEDINGS.............................................................
GLOSSARY......................................................................
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION......................




THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LEGALLY BE MADE.

                                     SUMMARY

         This summary provides a brief description of some of the features and charges of the Contract. You will find more detailed information in the rest of this Prospectus, the Statement of Additional Information and the Contract. Please keep the Contract and its riders or endorsements, if any, together with the application. Together they are the entire agreement between you and us.

HOW DO I PURCHASE A CONTRACT?

         Generally, you may purchase a Contract if you are age 85 and younger (on an age on nearest birthday basis). See "Issuance of a Contract," below. The initial Premium Payment must be at least $5,000 for Non-Qualified Contracts, and at least $1500 for Qualified Contracts. We may at our discretion permit initial Premium Payments lower than these minimums.

CAN I MAKE ADDITIONAL PREMIUM PAYMENTS?

         You may make additional Premium Payments at any time (except for Contracts purchased in Oregon and Massachusetts) but must be at least $100 ($50 for IRA's). We may accept lower Premium Payments at our discretion if the Premium Payments are remitted electronically. The total of all Premium Payments under Contracts issued on the life of any one Owner (or Annuitant if the owner is not a natural person) may not exceed $1,000,000 without our prior consent (see "Premium Payments," below).

HOW DOES THE "FREE LOOK" RIGHT TO EXAMINE THE CONTRACT WORK?

         To be sure that you are satisfied with the Contract, you have a ten day free look right to examine the Contract. Some states may require a longer period. Within ten days of the day you receive the Contract, you may return the Contract to our Home Office at the address shown on the cover page of this Prospectus. When we receive the Contract, we will void the Contract and refund the Contract Value plus any charges assessed when the Contract was issued, unless otherwise required by state and/or federal law. In the case of IRA's and Contracts issued in states that require the return of Premium Payments, you may revoke the Contract during the free look period and we will refund Premium Payments.


WHAT IS THE PURPOSE OF THE VARIABLE ACCOUNT?

         The Variable Account is a separate investment account that consists of 49 Subaccounts. Amounts in the Variable Account will vary according to the investment performance of the Fund(s) in which your elected Subaccounts are invested. You may allocate Net Premium Payments among the Fixed Account, the Guaranteed Accounts and the 49 Subaccounts of the Variable Account. The assets of each Subaccount are invested in the corresponding portfolios of the Funds that are listed on the cover page of this Prospectus (see "The Variable Account" and "Underlying Fund Options," below).




         We cannot give any assurance that any Subaccount will achieve its investment objectives. You bear the entire investment risk on the value of your Contract which you allocate to the Variable Account. The value your Contract may be more or less than the premiums paid.

HOW DOES THE FIXED ACCOUNT WORK?


         You may allocate all or part of your Net Premium Payments or make transfers from the Variable Account or the Guaranteed Accounts to the Fixed Account. Contract Value held in the Fixed Account will earn an effective annual interest rate of at least 1.5% (see "The Fixed Account", below.

HOW DO THE GUARANTEED ACCOUNTS WORK?

         You may allocate all or part of your Net Premium Payments or make transfers from the Variable Account (or to a limited extent from the Fixed Account) to a Guaranteed Account with a duration of 7 or 10 years. These Guaranteed Accounts guarantee a specified interest rate for the entire period of an investment, if the Contract Value remains in the Guaranteed Account for the specified period of time. If you surrender your Contract or withdraw or transfer Contract value out of a Guaranteed Account prior to the end of the specified period, a market value adjustment will be applied to such Contract Value surrendered, withdrawn or transferred. (see "The Guaranteed Accounts", below).


WHEN WILL I RECEIVE PAYMENTS?

         After the Contract Value is transferred to a payment option, we will pay proceeds according to the Annuity Payment Option you select. If the Contract Value at the Annuitization Date is less than $3,500, the Contract Value may be distributed in one lump sum instead of annuity payments. If any annuity payment would be less than $100, we have the right to change the frequency of payments to intervals that will result in payments of at least $100. In no event will annuity payments be less frequent than annually (see "Annuitization - Frequency and Amount of Annuity Payments," below).


WHAT HAPPENS IF THE OWNER DIES BEFORE ANNUITIZATION?

                  If (1) any Owner dies before the Contract Value is transferred to a payment option ("Annuitization");(2) the Enhanced Death Benefit Rider is not elected; (3) the Owner (or the oldest of Joint Owners) purchased the Contract while he or she was younger than age 81, on an age on nearest birthday basis; and (4) the Contract was issued on or after November 1, 2003, we will pay the Beneficiary the greater of (a) the Contract Value, or (b) the Net Premium Payments made to the Contract (less all withdrawals, and less all outstanding loans and accrued interest), and adjusted such that if you effect a Withdrawal (including a systematic Withdrawal) at a time when the Contract Value is less than the amount of the Death Benefit that would then be payable to you, the Death Benefit will be reduced by the same proportion that the Withdrawal reduces the Contract Value (this adjustment will have the effect of reducing the Death Benefit by more than the amount of the Withdrawal, where a Withdrawal is taken at a time when the Death Benefit is greater than the Contract Value).

The amount paid will be reduced by premium tax charges, if any.

For Contracts issued prior to November 1, 2003 only, or if your state approved the adjustment referred to in (b) above for cases where a Withdrawal is taken at a time when the Death Benefit is greater than the Contract Value after that date, or has not yet approved that adjustment, that adjustment will not be made. In the case of these Contracts, a Withdrawal will reduce the Death Benefit only by the amount of the Withdrawal.

For more information, see "Death of Owner," below.


WHAT HAPPENS IF THE ANNUITANT DIES BEFORE ANNUITIZATION?

         If the Annuitant (who is not an Owner) dies before the Contract Value is transferred to a payment option, we will pay the Beneficiary a Death Benefit equal to the Cash Surrender Value, unless the Owner selects another available option (see "Death of Annuitant Prior to the Annuitization Date," below).

CAN I MAKE A WITHDRAWAL FROM MY CONTRACT?

         You may withdraw part or all of the Cash Surrender Value at any time before the Contract is Annuitized (see "Surrender and Withdrawal," below). A Withdrawal or a surrender may result in federal income tax, including a federal penalty tax (see "Federal Income Tax Considerations," below), and you may have to pay a surrender charge and/or (in the case of Contract Value allocated to a Guaranteed Account) a market value adjustment on the Withdrawal.

WHAT CHARGES WILL I PAY?

         CONTINGENT DEFERRED SALES CHARGE: We do not deduct a sales charge from Premium Payments. However, if you surrender the Contract or make a Withdrawal, we will generally deduct from the Contract Value a Contingent Deferred Sales Charge not to exceed 7% of the lesser of the total of all Net Premium Payments made within 84 months prior to the date of the request to surrender or the amount surrendered (see "Contingent Deferred Sales Charge," below).

         Market Value Adjustment: We deduct, or add, a market value adjustment to any amount you surrender, withdraw, or transfer from a Guaranteed Account before its termination date (see "The Guaranteed Accounts, below).

         ANNUAL CONTRACT FEE: We deduct an Annual Contract Fee of $30.00 payable on each Contract Anniversary as long as the Contract Value is less than $50,000 (see "Annual Contract Fee," below).

         ADMINISTRATION CHARGE: We also deduct an Administration Charge each day at an annual rate of 0.15% from the assets of the Variable Account (see "Deductions from the Variable Account," below).

         MORTALITY AND EXPENSE RISK CHARGE: We deduct a mortality and expense risk charge each day from the assets of the Variable Account at an annual rate of 1.25% (see "Deductions from the Variable Account," below).

         CHARGE FOR OPTIONAL ENHANCED DEATH BENEFIT RIDER: If elected, we deduct an annual charge of 0.20% of the Contract Value at the time of deduction for this option (see "Charge for Optional Enhanced Death Benefit Rider," below).

         PREMIUM TAXES: If a governmental entity imposes premium taxes, we will make a deduction for premium taxes in a corresponding amount. Certain states impose a premium tax. Premium taxes may range up to 3.5% (see "Premium Taxes," below).

         INVESTMENT MANAGEMENT FEES AND FUND OPERATING EXPENSES: Charges for investment management services and operating expenses are deducted daily from each portfolio of each Fund (see "Underlying Fund Annual Expenses," below, and the accompanying Fund prospectuses).

         We pay compensation to broker-dealers who sell the Contracts. (See "Distribution of Contracts," below).


CAN I TRANSFER MY CONTRACT VALUE AMONG THE DIFFERENT INVESTMENT OPTIONS?

         You may transfer the Contract Value among the Subaccounts of the Variable Account, between the Variable Account and the Fixed Account (subject to specific limitations), and between the Guaranteed Accounts and either the Fixed Account (subject to specific limitations) or the Subaccounts of the Variable Account, by making a written transfer request. In the case of transfers out of a Guaranteed Account prior to its termination date, a market value adjustment will be applied. If you elect the telephone transaction privilege, you may make transfers by telephone. Please note that frequent, large, or short-term transfers among Subaccounts, such as those associated with "market timing" transactions, can adversely affect the underlying Funds and the returns achieved by Owners. Such transfers may dilute the value of underlying Fund shares, interfere with the efficient management of the underlying Fund's portfolio, and increase brokerage and administrative costs of the Underlying Funds. To protect Owners and underlying Funds from such effects, we have developed market timing procedures. See "Transfers" below.


ARE THERE ANY OTHER CONTRACT PROVISIONS?

         For information concerning other important Contract provisions, see "Contract Rights and Privileges," below, and the remainder of this Prospectus.

HOW WILL THE CONTRACT BE TAXED?

         For a brief discussion of our current understanding of the federal tax laws concerning us and the Contract, see "Federal Income Tax Considerations," below.

WHAT IS THE "ILLUMINATIONS" PROGRAM?

         Beginning on May 1, 2004, we are offering all Contract Owners the opportunity to participate in "Illuminations". Under this investment advisory program, National Life has arranged for FundQuest, Incorporated, a registered investment adviser firm which is independent of National Life, to provide an investment advisory service under which FundQuest maintains an allocation of the Contract Value of your Contract among the available options which is suited to your investment objective, financial situation and risk tolerance. There is no charge for participation in Illuminations.


WHAT IF I HAVE QUESTIONS?

         We will be happy to answer your questions about the Contract or our procedures. Call or write to us at the phone number or address on the cover page. All inquiries should include the Contract number and the names of the Owner and the Annuitant.

         If you have questions concerning your investment strategies, please contact your registered representative.



                          SUMMARY OF CONTRACT EXPENSES

         The following tables describe the fees and expenses that you will pay when buying, owning, taking a Withdrawal from, and surrendering the Contract.

         The first table describes the fees and expenses that you will pay at the time that you buy the Contract, take a Withdrawal from or surrender the Contract, or transfer Contract Value between investment options.

CONTRACTOWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchases............................................None
Premium Taxes     ..................................................See below(1)
Contingent Deferred Sales Charge (as a percentage of Net Premium Payments surrendered or withdrawn)(2)
         Maximum .............................................................7%
         Transfer Charge ....................................................$25

The next two tables describe the fees and expenses that you will pay periodically during the time that you own the Contract, not including portfolio company fees and expenses.

VARIABLE ACCOUNT ANNUAL EXPENSES (DEDUCTED DAILY AS A PERCENTAGE OF VARIABLE ACCOUNT CONTRACT VALUE)

Mortality and Expense Risk Charge........................................1.25%
Administration Charge....................................................0.15%
                                                                         -----
Total Basic Variable Account Annual Percentage Expenses..................1.40%

Annual Contract Fee3..................................................... $30

OPTIONAL RIDER EXPENSES

Annual Charge for Optional Enhanced Death Benefit Rider......0.20% of Contract
                                                             Value at the time
                                                             of deduction

1 States may assess premium taxes on premiums paid under the Contract. Where National Life is required to pay this premium tax when a Premium Payment is made, it may deduct an amount equal to the amount of premium tax paid from the Premium Payment. National Life currently intends to make this deduction from Premium Payments only in South Dakota. In the remaining states which assess premium taxes, a deduction will be made only upon Annuitization, death of the Owner, or surrender. See "Premium Taxes", below.

  2 The Contingent Deferred Sales Charge ("CDSC") declines 1% for each completed year from the date of the affected premium payment, reaching zero after the premium payment has been in the Contract for seven years. Each Contract Year, the Owner may withdraw without a CDSC an amount equal to 15% of the Contract Value as of the most recent Contract Anniversary. In addition, any amount withdrawn in order for the Contract to meet minimum Distribution requirements under the Code shall be free of CDSC. Withdrawals may be restricted for Contracts issued pursuant to the terms of a Tax-Sheltered Annuity or under an annuity issued in conjunction with certain qualified pension or profit sharing plans. This CDSC-free Withdrawal privilege does not apply in the case of full surrenders and is non-cumulative; that is, free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year; in addition, New Jersey and Washington do not permit this CDSC-free Withdrawal provision, in which case a different CDSC-free Withdrawal provision will apply (see "Contingent Deferred Sales Charge", below). After annuitization, we will assess the CDSC, as applicable, on surrenders under Payment Option 1.


3 The Annual Contract Fee is assessed only upon Contracts which as of the or applicable Contract Anniversary, have a Contract Value of less than $50,000 and is not assessed on Contract Anniversaries after the Annuitization Date.

The next item shows the minimum and maximum total operating expenses charged by portfolio companies that you may pay periodically during the time you own the Contract. The fees and expenses are for the fiscal year ended December 31, 2003. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

UNDERLYING FUND ANNUAL EXPENSES (AS A PERCENTAGE OF UNDERLYING FUND AVERAGE NET ASSETS)1 2


------------------------------------------------------------- ------- ----------
                                                              Minimum  Maximum
------------------------------------------------------------- ------- ----------
Total Annual Portfolio Company Operating Expenses (expenses      %        %
that are deducted from portfolio company assets, including
management fees, distribution and/or service 12b-1 fees,
and other expenses).
------------------------------------------------------------- ------- ----------

The annual expenses of each individual portfolio company, before any voluntary fee waivers or expense reimbursements, are shown below.

                                                                                                    Gross
                                                                 Management   12b-1     Other    Total Annual
                                                                     Fee      Fees3    Expenses    Expenses
      Sentinel Variable Products Trust
          Balanced Fund                                                        N/A
          Bond Fund                                                            N/A
          Common Stock Fund                                                    N/A
          Growth Index Fund                                                    N/A
          Mid Cap Growth Fund                                                  N/A
          Money Market Fund                                                    N/A
          Small Company Fund                                                   N/A
      The Alger American Fund
          Alger American Growth Portfolio                                      N/A
          Alger American Leveraged AllCap Portfolio                            N/A
          Alger American Small Capitalization Portfolio                        N/A
      American Century Variable Portfolios, Inc.
          VP Income & Growth Portfolio                                         N/A
          VP Value Portfolio                                                   N/A
           VP Ultra
             VP Vista
             VP International
             VP Inflation Protection
      Dreyfus:
          Initial Shares, Socially Responsible Growth Fund, Inc.               N/A
           Initial Shares, Appreciation
           Initial Shares, Developing Leaders
           Initial Shares, Quality Bond
      Fidelity: Variable Insurance Products
          Contrafund Portfolio                                                 N/A
          Equity Income Portfolio                                              N/A
          Growth Portfolio                                                     N/A
          High Income Portfolio                                                N/A
          Index 500 Portfolio                                                  N/A
          Investment Grade Bond                                                N/A
          Overseas Portfolio                                                   N/A
          Mid Cap Portfolio



                                      -7-

      Franklin Templeton Variable Insurance Products Trust:
             Class 2 shares, Mutual Shares Seucrities Fund
             Class 2 shares, Small Cap Value Fund
             Class 2 shares, Small Cap Fund
             Class 2 shares, Foreign Securities Fund
             Class 2 shares, Real Estate
      INVESCO Variable Investment Funds, Inc.
          VIF - Dynamics Fund                                                  N/A
          VIF - Health Sciences Fund                                           N/A
          VIF - Technology Fund                                                N/A
      J.P. Morgan Series Trust II
          International Opportunities Portfolio                                N/A
          Small Company Portfolio                                              N/A
      Neuberger Berman Advisers Management Trust
          Partners Portfolio                                                   N/A
           Mid Cap Growth Portfolio
           Fasciano Portfolio
           Limited Maturnity Portfolio
      Scudder
           Class B shares, Dreman High Return
           Class B shares, Dreman Small Cap Value
      Strong Variable insurance Funds, Inc.
          Mid Cap Growth                                                       N/A
      Strong Opportunity Fund II                                               N/A
      T. Rowe Price Equity Series, Inc.
             II Class, Equity Income Portfolio
             II Class, Blue Chip Growth Portfolio
             II Class, Health Sciences Portfolio






(1) The portfolio fees and expenses used to prepare the table above, and the example below, were provided to us by the Funds. We have not independently verified such information. Current or future expenses may be greater or less than those shown.


(2) Certain of the portfolio companies receive voluntarily waivers or reimbursements of expenses from their investment advisers or affiliates. It is anticipated that these arrangements will continue during 2004, but there is no legal obligation to continue these arrangements for any particular period of time, except that a National Life affiliate has committed to the SEC to maintain the reimbursement arrangements for the Sentinel Variable Products Balanced and Bond Funds until at least May 1, 2005. If these arrangements are terminated, the affected portfolio's expenses may increase. Taking these reimbursement arrangements into account, annual operating expenses of those portfolio companies which have reimbursement arrangements are shown below.

                                                                                       Gross Total
                                         Management                       Other           Annual
Portfolio                                   Fees        12b-1 Fees       Expenses        Expenses

Sentinel Variable Products Trust
     Balanced Fund                                          N/A
     Bond Fund                                              N/A
     Common Stock Fund                                      N/A
     Growth Index Fund                                      N/A
     Mid Cap Growth Fund                                    N/A
     Money Market Fund                                      N/A
     Small Company Fund                                     N/A
Fidelity Variable Insurance Products
     Contrafund Portfolio                                   N/A
     Equity Income Portfolio                                N/A
     Growth Portfolio                                       N/A
     Overseas Portfolio                                     N/A
     Index 500 Portfolio                                    N/A
     Investment Grade Bond                                  N/A
J.P. Morgan Series Trust II
     International Opportunities                            N/A
     Small Company                                          N/A
Strong Mid Cap Growth Fund                                  N/A
Strong Opportunity Fund II, Inc.                            N/A


(3) Our affiliate, Equity Services, Inc., the principal underwriter for the Contracts, will receive 12b-1 fees deducted from certain portfolio assets attributable to the Contracts for providing distribution and shareholder support services to some portfolios.


For information concerning compensation paid in connection with the sale of the Policies, see "Distribution of the Policies."




EXAMPLE

         The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, Contract fees, Variable Account annual expenses, and portfolio company fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, that the maximum fees and expenses of any of the portfolio companies apply, and that you elected the Optional Enhanced Death Benefit Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


(1) If you surrender your Contract at the end of the applicable time period:

         1 Year            3 Years          5 years           10 years
         $                 $                $                 $
(1) If you annuitize your Contract at the end of the applicable time period:

         1 Year(3)         3 Years          5 years          10 years
         $                 $                $                $
(1) If you do not surrender your Contract:

         1 Year            3 Years          5 years          10 years
         $                 $                $                $

(3) The Contract may not be annuitized in the first two years from the Date of Issue.

ACCUMULATION UNIT VALUE.


The following table sets forth, for each of the Subaccounts which began operations on June 20, 1997, the accumulation unit value at June 20, 1997, the accumulation unit values at December 31, 1997, 1998, 1999, 2000, 2001, 2002, and 2003, and the number of accumulation units outstanding at December 31, 2003.


                                         Accumul-  Accumul-  Accumul-  Accumul-  Accumul-  Accumul-  Accumul- Accumul-  Number of
                                         ation     ation     ation     ation     ation     ation     ation    ation     Accumulation
                                         Unit      Unit      Unit      Unit      Unit      Unit      Unit     Unit      Units
                                         Value at  Value at  Value at  Value at  Value at  Value at  Value    Value at  Outstanding
                                         6/20/97   12/31/97  12/31/98  12/31/99  12/31/00  12/31/01  at       12/31/03  at 12/31/03
                                                                                                     12/31/02
------------------------------------------------------------------------------------------------------------------------------------
Sentinel VPT Common Stock Fund             10.00     10.68     11.96     12.14     13.15     11.91     9.71
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Sentinel  VPT Mid Cap Growth Fund          10.00     11.16     12.71     17.40     17.01     12.70     9.51
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Sentinel VPT Small Company Fund            10.00     10.74     11.43     13.07     17.84     18.54    15.73
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Sentinel VPT Money Market Fund             10.00     10.20     10.59     10.96     11.47     11.73    11.72
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Sentinel VPT  Bond Fund                    10.00     10.42     11.12     10.60     11.46     12.14    10.22
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Sentinel VPT Balanced Fund                 10.00     10.64     11.80     11.74     12.60     11.55    13.06
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio            10.00     10.65     15.55     20.51     17.24     14.99     9.91
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization        10.00     11.00     12.53     17.73     12.73      8.85     6.44
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Equity Income Portfolio  10.00     10.84     11.93     12.51     13.38     12.54    10.27
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Growth Portfolio         10.00     10.71     14.74     19.97     17.54     14.24     9.82
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-High Income Portfolio    10.00     10.83     10.22     10.90      8.33      7.25     7.40
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Overseas Portfolio       10.00      9.45     10.51     14.78     11.79      9.16     7.20
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund -Contrafund Portfolio    10.00     10.95     14.04     17.20     15.84     13.71    12.26
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund -Index 500 Portfolio     10.00     10.88     13.77     16.37     14.64     12.69     9.73
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Strong Mid Cap Growth Fund                 10.00     11.26     14.29     26.76     22.48     15.34     9.45
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.           10.00     11.16     12.50     16.63     17.48     16.60    11.98
------------------------------------------------------------------------------------------------------------------------------------


     The following table sets forth, for each of the Subaccounts which began operations on August 3, 1998, the accumulation unit value on August 3, 1998, the accumulation unit values on December 31, 1998, 1999, 2000, 2001, 2002, and 2003, and the number of accumulation units outstanding on December 31, 2003.


----------------------------------------------------------------------------------------------------------------------------------
                                       Accumul-  Accumul-  Accumul-  Accumul-  Accumul-  Accumul-  Accumul- Accumul-  Number of
                                       ation     ation     ation     ation     ation     ation     ation    ation     Accumulation
                                       Unit      Unit      Unit      Unit      Unit      Unit      Unit     Unit      Units
                                       Value at  Value at  Value at  Value at  Value at  Value at  Value    Value at  Outstanding
                                       8/3/98    12/31/98  12/31/99  12/31/00  12/31/01  12/31/02  12/31/03 12/31/03  at 12/31/03
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth         10.00      10.96      12.76      11.25      10.17       8.08
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Value                   10.00      10.41      10.18      11.86      13.19      11.37
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
JPMorgan International Opportunities        10.00       9.69      13.06      10.84       8.64       6.96
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company                      10.00       9.98      14.21      12.43      11.27       8.71
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners                   10.00      10.19      10.79      10.72      10.27       7.68
----------------------------------------------------------------------------------------------------------------------------------

The following table sets forth, for each of the Subaccounts which began operations on December 1, 2000, the accumulation unit value on December 1, 2000, the accumulation unit value on December 31, 2000, 2001, 2002 and 2003, and the number of accumulation units outstanding on December 31, 2003.

---------------------------------------------------------------------------------------------------------------------------
                                                   Accumul-  Accumul-  Accumul-  Accumul- Accumul-  Number of
                                                   ation     ation     ation     ation    ation     Accumulation
                                                   Unit      Unit      Unit      Unit     Unit      Units
                                                   Value at  Value at  Value at  Value    Value at  Outstanding
                                                   12/1/00   12/31/00  12/31/01  12/31/02 12/31/03  at 12/31/03
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Sentinel VPT Growth Index Fund                           10.00       9.45       8.07       6.04
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                10.00      10.02       8.30       5.41
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.           10.00      10.00       7.64       5.35
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund Investment Grade Bond Portfolio        10.00      10.69      10.89      11.85
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
INVESCO VIF - Dynamics Fund                              10.00      10.58       7.26       4.88
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
INVESCO VIF - Health Sciences Fund                       10.00      10.07       9.12       6.79
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
INVESCO VIF - Technology Fund                            10.00      10.18       5.38       2.82
---------------------------------------------------------------------------------------------------------------------------



                        NATIONAL LIFE INSURANCE COMPANY,
                       THE VARIABLE ACCOUNT, AND THE FUNDS

NATIONAL LIFE INSURANCE COMPANY

         National Life is authorized to transact life insurance and annuity business in Vermont and in 50 other jurisdictions. National Life was originally chartered as a mutual life insurance company in 1848 under Vermont law. It is now a stock life insurance company, all of the outstanding stock of which is indirectly owned by National Life Holding Company, a mutual insurance holding company established under Vermont law on January 1, 1999. All policyholders of National Life, including all the Owners of the Contracts, are voting members of National Life Holding Company. National Life assumes all mortality and expense risks under the Contracts and its assets support the Contract's benefits. Financial Statements for National Life are contained in the Statement of Additional Information.

THE VARIABLE ACCOUNT

         The Variable Account was established by National Life on November 1, 1996, pursuant to the provisions of Vermont law. National Life has caused the Variable Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act. Such registration does not involve supervision of the management of the Variable Account or National Life by the Securities and Exchange Commission.

         The Variable Account is a separate investment account of National Life and, as such, is not chargeable with liabilities arising out of any other business National Life may conduct. National Life does not guarantee the investment performance of the Variable Account. Obligations under the Contracts are obligations of National Life. Income, gains and losses, whether or not realized, from the assets of the Variable Account are credited to or charged against the Variable Account without regard to other income, gains, or losses of National Life.

         Net Premium Payments are allocated within the Variable Account among one or more Subaccounts made up of shares of the Fund options designated by the Owner. A separate Subaccount is established within the Variable Account for each of the Fund options.

UNDERLYING FUND OPTIONS


         You may choose from among a number of different Subaccount options. The investment experience of each of the Subaccounts depends on the investment performance of the underlying Fund.


         The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual fund portfolios that may be managed by the same investment adviser or manager. The investment results of the Funds, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Funds will be comparable to the investment results of any other portfolios, even if the other portfolio has the same investment adviser or manager.

         The Variable Account purchases and redeems shares of the portfolios at net asset value. The Variable Account automatically reinvests all dividend and capital gain distributions of the portfolios in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, the Variable Account does not pay portfolio dividends or portfolio distributions out to you as additional units, but instead reflects them in unit values.

         Before choosing to allocate your Premium Payments and Contract Value, carefully read the prospectus for each Fund, along with this Prospectus. We summarize the investment objectives of each portfolio below. There is no assurance that any of the portfolios will meet these objectives. We do not guarantee any minimum value for the amounts allocated to the Variable Account. You bear the investment risk of investing in the portfolios.

         Not all portfolios may be available in all states or in all markets.


         The following table provides certain information on each portfolio, including its fund type, and its investment adviser (and subadviser, if applicable). THERE IS NO ASSURANCE THAT ANY OF THE PORTFOLIOS WILL ACHIEVE THEIR INVESTMENT OBJECTIVE(S). You can find detailed information about the portfolios, including a description of risks and expenses, in the prospectuses for the portfolios that accompany this prospectus. You should read these prospectuses carefully and keep them for future reference.

----------------------------------------- ----------------------- --------------------------------------------- ----------------
PORTFOLIO                                 TYPE OF FUND            INVESTMENT ADVISER                            SUBADVISER
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------

Sentinel Variable Products Trust:
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
   Common Stock Fund                      Large Value Equity      NL Capital Management, Inc.                   None
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
   Growth Index Fund                      Index Equity            NL Capital Management, Inc.                   None
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
   Mid Cap Growth Fund                    Mid Cap Growth Equity   NL Capital Management, Inc.                   None
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
   Money Market Fund                      Money Market            NL Capital Management, Inc.                   None
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
   Small Company Fund                     Small Blend Equity      NL Capital Management, Inc.                   None
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
   Bond Fund                              Investment-Grade Bond   NL Capital Management, Inc.                   None
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
   Balanced Fund                          Hybrid Equity and Debt  NL Capital Management, Inc.                   None
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
The Alger American Fund:
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
   Growth Portfolio                       Large Growth Equity     Fred Alger Management, Inc.                   None
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
   Leveraged AllCap Portfolio             Growth Equity           Fred Alger Management, Inc.                   None
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
   Small Capitalization Portfolio         Small Growth Equity     Fred Alger Management, Inc.                   None
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
American Century Variable
  Portfolios, Inc.:
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
   VP Income & Growth Portfolio           Large Value Equity      American Century Investment Management, Inc.  None
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
   VP Value Portfolio                     Mid Cap Value Equity    American Century Investment Management, Inc.  None
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
   VP Ultra                                                       American Century Investment Management, Inc.  None
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
   VP Vista                                                       American Century Investment Management, Inc.  None
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
   VP International                       International Equity    American Century Investment Management, Inc.  None
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
   VP Inflation Protection                Fixed Income            American Century Investment Management, Inc.  None

----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
Dreyfus:
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
    The Dreyfus Socially Responsible      Socially Responsible    The Dreyfus Corporation                       None
      Growth  Fund, Inc.                  Growth Equity
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
    Appreciation                                                  The Dreyfus Corporation                       None
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
    Developing Leaders                                            The Dreyfus Corporation                       None
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
    Quality Bond                          Investment Grade Bond   The Dreyfus Corporation                       None

----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
Fidelity Variable Insurance
   Products Funds:
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
   Equity-Income Portfolio                Large Value Equity      Fidelity Management and Research Company      None
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
   Growth Portfolio                       Large Growth Equity     Fidelity Management and Research Company      None
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
   High Income Portfolio                  Below Investment Grade  Fidelity Management and Research Company      None
                                          Bond
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
   Overseas Portfolio                     International Equity    Fidelity Management and Research Company      FMR U.K., FMR
                                                                                                                Far East, and
                                                                                                                Fidelity
                                                                                                                international
                                                                                                                Investment
                                                                                                                Advisers
----------------------------------------- ----------------------- --------------------------------------------- ----------------



                                      -12-

----------------------------------------- ----------------------- --------------------------------------------- ----------------
   Contrafund Portfolio                   Large Growth Equity     Fidelity Management and Research Company      None
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
   Index 500 Portfolio                    Index Equity            Fidelity Management and Research Company      Bankers Trust
                                                                                                                Company
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
   Investment Grade Bond Portfolio        Investment Grade Bond   Fidelity Management and Research Company      None
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
   Mid Cap Portfolio                                              Fidelity Management and Research Company      None
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
Franklin Templeton Variable Insurance
        Prooducts Trust
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
   Class 2 shares, Mutual Shares                                  Franklin Mutual Advisors, LLC                  None
        Securities Fund
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
   Class 2 shares, Small Cap Value Fund                           Franklin Advisory Services, LLC               None
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
   Class 2 shares, Small Cap Fund                                 Franklin Advisors, Inc.                       None
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
   Class 2 shares, Foreign Securities                             Templeton Investment Counsel, LLC             None
        Fund
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
   Class 2 shares, Real Estate Fund                               Franklin Advisors,
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
INVESCO Variable Investment
  Funds, Inc.:
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
   VIF-Dynamics Fund                      Mid Cap Growth Equity   INVESCO Funds Group, Inc.                     None
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
   VIF-Health Sciences Fund               Sector Equity           INVESCO Funds Group, Inc.                     None
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
   VIF-Technology Fund                    Sector Equity           INVESCO Funds Group, Inc.                     None
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
J.P. Morgan Series Trust II:
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
   International Opportunities            International Equity    J.P. Morgan Investment Management, Inc.       None
      Portfolio
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
   Small Company Portfolio                Small Blend Equity      J.P. Morgan Investment Management, Inc.       None
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
Neuberger Berman Advisers
  Management Trust
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
   Initial Class, Partners Portfolio      Large Value             Neuberger Berman, LLC                         None
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
   Initial Class, Mid Cap Growth Portfoli Mid Cap Growth Equity   Neuberger Berman, LLC                         None
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
   S-Series Class, Fasciano Portfolio                             Neuberger Berman, LLC                         None
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
   Initial Class, Limited Maturity                                Neuberger Berman, LLC                         None
     Portfolio
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
Scudder Variable Series II:
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
   Class B shares, Dreman High Return                             Deutsche Investment Management                Dreman Value
      Portfolio                                                   Americas Inc.                                 Management LLC
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
   Class B shares, Dreman Small Cap Value                          Deutsche Investment Management               Dreman Value
      Portfolio                                                    Americas Inc.                                Management LLC
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
Strong Variable Insurance Funds, Inc.
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
   Mid Cap Growth Fund II                 Mid Cap Growth Equity   Strong Capital Management, Inc.               None
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
Strong Opportunity Fund II, Inc.          Mid Cap Value Equity    Strong Capital Management, Inc.               None
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
T. Rowe Price Equity Series Inc.
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
    II Class shares, Equity Income                                T. Rowe Price Associates, Inc.                None
       Portfolio
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
    II Class shares, Blue Chip Growth                             T. Rowe Price Associates, Inc.                None
        Portfolio
----------------------------------------- ----------------------- --------------------------------------------- ----------------
----------------------------------------- ----------------------- --------------------------------------------- ----------------
    II Class shares, Health Sciences                              T. Rowe Price Associates, Inc.                None
      Portfolio
----------------------------------------- ----------------------- --------------------------------------------- ----------------





OTHER INFORMATION


         CONTRACTUAL ARRANGEMENTS. National Life has entered into or may enter into agreements with Funds pursuant to which the adviser or distributor pays National Life a fee based upon an annual percentage of the average net asset amount invested on behalf of the Variable Account and our other separate accounts. These percentages may differ and we may be paid a greater percentage by some investment advisers or distributors than other advisers or distributors. These agreements reflect administrative services we provide. National Life receives compensation from the adviser or distributor of the Funds in connection with administration, distribution, or other services provided with respect to the Fund and its availability through the Contract. The amount of this compensation with respect to the Contract during 2003 ranged from $_________ to $ , and the percentages of assets ranged from % to %. For more information on the compensation we receive, see "Contractual Arrangement between National Life and the Funds' Investment Advisors or Distributors" in the Statement of Additional Information.

         In addition, our affiliate, Equity Services, Inc., the principal underwriter for the Contracts, will receive 12b-1 fees deducted from certain portfolio assets for providing distribution and shareholder support services to some of the portfolios. Because 12b-1 fees are paid out of a portfolio's assets on an ongoing basis, over time they will increase the cost of an investment in portfolio shares.



         CONFLICTS OF INTEREST. The Funds may also be available to registered separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts of National Life. Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the underlying Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Owners and those of other companies, or some other reason. In the event of conflict, we will take any steps necessary to protect Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying Fund or Funds which are involved in the conflict.


                   DETAILED DESCRIPTION OF CONTRACT PROVISIONS

         We describe our basic Contract below. There may be differences in your Contract (such as differences in fees, charges or benefits) from the one described in this prospectus because of the requirements of the state where we issued your Contract. Please consult your Contract for its specific terms.

ISSUANCE OF A CONTRACT

         The Contract is available to Owners up to and including age 85, on an age on nearest birthday basis, on the Date of Issue. If the Contract is issued to Joint Owners, then the oldest Joint Owner must be 85 years of age or younger on the Date of Issue, again on an age on nearest birthday basis. If the Owner is not a natural person, then the age of the Annuitant must meet the requirements for Owners. At our discretion, we may issue Contracts at ages higher than age 85.

         In order to purchase a Contract, an individual must forward an application to us through a licensed National Life agent who is also a registered representative of Equity Services, Inc. ("ESI"), the principal underwriter of the Contracts or another broker/dealer having a Selling Agreement with ESI or a broker/dealer having a Selling Agreement with such a broker/dealer.

         If you are purchasing the Contract in connection with a tax-favored arrangement, including an IRA and a Roth IRA, you should carefully consider the costs and benefits of the Contract (such as annuitization benefits) before purchasing a Contract since the tax-favored arrangement itself provides for tax-sheltered growth.

         TAX FREE "SECTION 1035" EXCHANGES. You can generally exchange one variable annuity contract for another in a "tax-free exchange" under Section 1035 of the Code. Before making the exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge on your old contract. There will be a new surrender charge period for this Contract and other charges might be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interests. You should be aware that your insurance agent will generally earn a commission if you buy this Contract through an exchange or otherwise.

        IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

        What this means for you: When you open an account (i.e., purchase a Contract), we will ask for your name, address, date of birth and other information that will allow us to identify you. We may also ask to see your driver's license or other identifying documents.



PREMIUM PAYMENTS

         THE INITIAL PREMIUM PAYMENT. The initial Premium Payment must be at least $5,000 for Non-Qualified Contracts, and must be at least $1500 for Qualified Contracts. We may at our discretion permit initial Premium Payments lower than these minimums. For Contracts purchased in South Carolina, the initial Premium Payment for Qualified Contracts must be at least $3000.

         SUBSEQUENT PREMIUM PAYMENTS. Subsequent Premium Payments may be made at any time, but must be at least $100 ($50 for Individual Retirement Annuities). We may accept lower Premium Payments at our discretion if the Premium Payments are remitted electronically. Subsequent Premium Payments to the Variable Account will purchase Accumulation Units at the price next computed for the appropriate Subaccount after we receive the additional Premium Payment. For Contracts purchased in the States of Oregon and Massachusetts, we are not permitted to accept subsequent Premium Payments on or after the third Contract Anniversary.

         The total of all Premium Payments under Contracts issued on the life of any one Owner (or Annuitant if the owner is not a natural person) may not exceed $1,000,000 without our prior consent.


         Transactions will not be processed on the following days: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas Day. In addition, Premium Payments will not be allocated and transactions will not be effected to the Money Market Subaccount on Columbus Day and Veterans Day. Please remember that we must receive a transaction request at our Home Office before 4:00 p.m. Eastern Time to process the transaction on that Valuation Day. A Valuation Day ends at the close of regular trading of the New York Stock Exchange.


         ALLOCATION OF NET PREMIUM PAYMENTS. In the application for the Contract, the Owner will indicate how Net Premium Payments are to be allocated among the Subaccounts of the Variable Account, the Fixed Account and/or the Guaranteed Accounts. These allocations may be changed at any time by the Owner by written notice to us at our Home Office or, if the telephone transaction privilege has been elected, by telephone instructions (see "Telephone Transaction Privilege", below). ). However, if your Contract is participating in the Illuminations program described under "Optional 'Illuminations' Investment Advisory Service", below, making a change to your premium allocations on your own will be treated as a termination of your Contract's participation in the Illuminations program.



         The percentages of Net Premium Payments that may be allocated to any Subaccount, the Fixed Account, or any Guaranteed Account must be in whole numbers of not less than 5%, and the sum of the allocation percentages must be 100%. We allocate the initial Net Premium Payment within two business days after receipt at our home office, if the application and all information necessary for processing the order are complete. We do not begin processing your purchase order until we receive the application and initial premium payment at our home office from your agent's broker-dealer.

         If the application is not properly completed, we retain the initial Premium Payment for up to five business days while attempting to complete the application. If the application is not complete at the end of the five day period, we inform the applicant of the reason for the delay and the initial Premium Payment will be returned immediately, unless the applicant specifically consents to our retaining the initial Premium Payment until the application is complete. Once the application is complete, we allocate the initial Net Premium Payment as designated by the Owner within two business days.

         We allocate subsequent Net Premium Payments as of the Valuation Date we receive Net Premium Payments, based on your allocation percentages then in effect. At the time of allocation, we apply Net Premium Payments to the purchase of Fund shares. The net asset value of the shares purchased are converted into Accumulation units.



         The Subaccount values will vary with their investment experience, and you bear the entire investment risk. You should periodically review your allocation percentages in light of market conditions and your overall financial objectives.

         We offer a one-time credit in the amount of 3% of the initial Net Premium Payment to Owners whose initial Net Premium Payment comes from the surrender of an annuity contract issued by National Life's affiliate, Life Insurance Company of the Southwest. We pay this credit after the free look right with respect to the Contract has expired.

TRANSFERS


         You may transfer the Contract Value among the Subaccounts of the Variable Account and among the Variable Account, the Fixed Account (subject to the limitations set forth below) and the Guaranteed Accounts by making a written transfer request. If you elect the telephone transaction privilege, you may make transfers by telephone. See "Telephone Transaction Privilege", below. Transfers are made as of the Valuation Day that the request for transfer is received at the Home Office. Please remember that a Valuation Day ends at the close of regular trading of the New York Stock Exchange. Transfers to or from the Subaccounts may be postponed under certain circumstances. See "Payments," below. A market value adjustment will be applied to transfers out of a Guaranteed Account prior to its termination date; see "The Guaranteed Accounts", below.

         We currently allow transfers to the Fixed Account and the Guaranteed Accounts of all or any part of the Variable Account Contract Value, without charge or penalty. We reserve the right to restrict transfers to the Fixed Account and/or the Guaranteed Accounts to 25% of the Variable Account Contract Value during any Contract Year.


         You may, (only one each year and within 45 days after the end of the calendar year) transfer a portion of the unloaned value in the Fixed Account to the Variable Account. Prior to the end of the calendar year, we determine the maximum percentage that may be transferred from the Fixed Account. This percentage will be at least 10% of the Contract Value in the Fixed Account (25% in New York). After a transfer from the Fixed Account to the Variable Account or a Guaranteed Account, we reserve the right to require that the value transferred remain in the Variable Account or the Guaranteed Account for at least one year before it may be transferred back to the Fixed Account.


         For Contracts issued after _____________, 2004, where this provision has been approved by your state insurance regulator, if you transfer Contract Value out of any Guaranteed Account, you may not transfer Contract Value back into any Guaranteed Account until one year has elapsed from the time of the transfer out of a Guaranteed Account.



         We do not permit transfers between the Variable Account and the Fixed Account after the Annuitization Date.

         We have no current intention to impose a transfer charge in the foreseeable future. However, we reserve the right, upon prior notice, to impose a transfer charge of $25 for each transfer in excess of twelve transfers in any one Contract Year. See "Transfer Charge", below.

         If your Contract is in the Illuminations program described under "Optional 'Illuminations' Investment Advisory Service", below, you will be allowed to implement fund transfers. Please note, however, if you implement fund transfers, your allocations will depart from the FundQuest recommendations, and, if you keep the Contract in the Illuminations program, your transfers will end up being reversed by the next semi-annual rebalancing within the program.


         MARKET TIMING. The Contracts are intended for long-term investment by Owners. Excessive, short-term trading practices which attempt "market timing" may disrupt portfolio management strategies and harm the performance of the underlying Funds. As a result, National Life reserves the right to reject any Premium Payment or transfer instructions, if an Owner has a history of excessive short-term trading or if in National Life's judgment, an Owner's trading has been or may be disruptive to an underlying Fund. We will notify you if we reject a transfer request.

VALUE OF A VARIABLE ACCOUNT ACCUMULATION UNIT

         We set the value of a Variable Account Accumulation Unit for each Subaccount at $10 when the Subaccounts commenced operations. We determine the value for any subsequent Valuation Period by multiplying the value of an Accumulation Unit for each Subaccount for the immediately preceding Valuation Period by the Net Investment Factor for the Subaccount during the subsequent Valuation Period. The value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. No minimum value of an Accumulation Unit is guaranteed. The number of Accumulation Units will not change as a result of investment experience.

         NET INVESTMENT FACTOR. Each Subaccount of the Variable Account has its own Net Investment Factor.

     o The Net Investment Factor measures the daily investment performance of that Subaccount.

     o The Net Investment Factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease.

     o Changes in the Net Investment Factor may not be directly proportional to changes in the net asset value of Fund shares, because of the deduction for the Mortality and Expense Risk Charge and Administration Charge.

         Fund shares are valued at their net asset value. The Net Investment Factor allows for the monthly reinvestment of daily dividends that are credited by some Funds (the Market Street Money Market Portfolio).

  DETERMINING THE CONTRACT VALUE

     The  Contract Value is the sum of:

     1)   the value of all Variable Account Accumulation Units, plus

     2)   amounts allocated and credited to the Fixed Account, plus

     3)   amounts allocated and credited to a Guaranteed Account, minus

     4) any outstanding loans on the Contract and accrued interest on such loans.

         When charges or deductions are made against the Contract Value, we deduct an appropriate number of Accumulation Units from the Subaccounts and an appropriate amount from the Fixed Account in the same proportion that the your interest in the Subaccounts and the unloaned value in the Fixed Account bears to the total Contract Value. We will not deduct charges or deductions from a Guaranteed Account unless there is not sufficient Contract Value in the Subaccounts of the Variable Account and in the Fixed Account. If we need to deduct charges or deductions from the Guaranteed Accounts, we will do so pro rata from all Guaranteed Accounts, and within Guaranteed Accounts of the same duration, on a first-in-first-out basis; that is, the Contract Value with the earliest date of deposit will be deducted first. Value held in the Fixed Account and the Guaranteed Accounts is not subject to Variable Account charges (Mortality and Expense Risk and Administration Charges), but may be subject to Contingent Deferred Sales Charges, the Annual Contract Fee, optional Enhanced Death Benefit Rider charge, and premium taxes, if applicable.

ANNUITIZATION

         MATURITY DATE. The Maturity Date is the date on which annuity payments are scheduled to begin. You select the Maturity Date on the application. The earliest Maturity Date must be at least 2 years after the Date of Issue, unless otherwise approved (10 years after the Date of Issue in the States of Oregon and Massachusetts). If no specific Maturity Date is selected, the Maturity Date will be your 90th birthday, the 90th birthday of the oldest of Joint Owners, or the Annuitant's 90th birthday if the Owner is not a natural person; or, if later, 10 years after the Date of Issue. You may elect a single payment equal to the Cash Surrender Value on the Maturity Date, rather than annuity payments.

         If you request in writing (see "Ownership Provisions", below), and we approve the request, the Maturity Date may be accelerated or deferred. However, we will not permit an acceleration of a Contract's Maturity Date to any date before the 30 day window prior to the termination date of any Guaranteed Account held by the Contract. If an Owner of such a Contract desires to accelerate that Contract's Maturity Date, the Owner must first transfer the Contract Value in all Guaranteed Accounts the termination dates of which would occur more than 30 days after the accelerated Maturity Date into the Fixed Account or the Variable Account. A market value adjustment will be applied to such Contract Value transferred out of the Guaranteed Accounts. See "The Guaranteed Accounts," below.

         ELECTION OF PAYMENT OPTIONS. You may, with prior written notice and, at any time prior to the Annuitization Date, elect one of the Annuity Payment Options. We apply the Contract Value in each Subaccount (less any premium tax previously unpaid) to provide a Variable Annuity payment. We apply the Contract Value in the Fixed Account (less any premium tax previously unpaid) to provide a Fixed Annuity payment.

         If an election of an Annuity Payment Option is not on file with National Life on the Annuitization Date, we will pay the proceeds as Option 3 - Payments for Life with 120 months certain. You may elect, revoke or change an Annuity Payment Option at any time before the Annuitization Date with 30 days prior written notice. The Annuity Payment Options available are described below.

         FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS. We pay annuity payments as monthly installments, unless you select annual, semi-annual or quarterly installments. If the amount to be applied under any Annuity Payment Option is less than $3,500, we have the right to pay such amount in one lump sum in lieu of the payments otherwise selected. In addition, if the payments selected would be or become less than $100, we have the right to change the frequency of payments that will result in payments of at least $100. In no event will we make payments under an annuity option less frequently than annually.

ANNUITIZATION - VARIABLE ACCOUNT

         We will determine the dollar amount of the first Variable Annuity payment by dividing the Variable Account Contract Value on the Annuitization Date by 1,000 and applying the result as set forth in the applicable Annuity Table. The amount of each Variable Annuity payment depends on the age of the Chosen Human Being on his or her birthday nearest the Annuitization Date, and the sex of the Chosen Human Being, if applicable, unless otherwise required by law.

     o Variable Annuity payments vary in amount in accordance with the investment performance of the Variable Account;

     o To establish the number of Annuity Units representing each monthly annuity payment, the dollar amount of the first annuity payment as determined above is divided by the value of an Annuity Unit on the Annuitization Date;

     o The number of Annuity Units remains fixed during the annuity payment period;

     o The dollar amount of the second and subsequent payments is not predetermined and may change from payment to payment; and

     o The dollar amount of each subsequent payment is determined by multiplying the fixed number of Annuity Units by the value of an Annuity Unit for the Valuation Period in which the payment is due.

          Once payments have begun, future payments will not reflect any changes in mortality experience.

         VALUE OF AN ANNUITY UNIT. The value of an Annuity Unit for a Subaccount is set at $10 when the first Fund shares are purchased. The value of an Annuity Unit for a Subaccount for any subsequent Valuation Period is determined by multiplying the value of an Annuity Unit for the immediately preceding Valuation Period by the applicable Net Investment Factor for the Valuation Period for which the value of an Annuity Unit is being calculated and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum (see "Net Investment Factor", above).

         ASSUMED INVESTMENT RATE. A 3.5% Assumed Investment Rate is built into the Annuity Tables contained in the Contracts. We may make assumed investment rates available at rates other than 3.5%. A higher assumption would mean a higher initial payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual investment return, as measured by the Net Investment Factor, is at a constant annual rate of 3.5%, the annuity payments will be level.

ANNUITIZATION - FIXED ACCOUNT

         A Fixed Annuity is an annuity with payments which are guaranteed as to dollar amount during the annuity payment period. We determine the amount of the periodic Fixed Annuity payments by applying the Fixed Account Contract Value to the applicable Annuity Table in accordance with the Annuity Payment Option elected. This is done at the Annuitization Date using the age of the Chosen Human Being on his or her nearest birthday, and the sex of the Chosen Human Being, if applicable. The applicable Annuity Table will be based on our expectation of investment earnings, expenses and mortality (if payments depend on whether the Chosen Human Being is alive) on the Annuitization Date. The applicable Annuity Table will provide a periodic Fixed Annuity payment at least as great as the guarantee described in your Contract.

         We do not credit discretionary interest to Fixed Annuity payments during the annuity payment period for annuity options based on life contingencies. The Annuitant must rely on the Annuity Tables applicable to the Contracts to determine the amount of Fixed Annuity payments.

ANNUITY PAYMENT OPTIONS

         Any of the following Annuity Payment Options may be elected:

         OPTION 1-PAYMENTS FOR A STATED TIME. We will make monthly payments for the number of years selected, which may range from 5 years to 30 years.

         OPTION 2-PAYMENTS FOR LIFE-An annuity payable monthly during the lifetime of a Chosen Human Being (who may be named at the time of election of the Payment Option), ceasing with the last payment due prior to the death of the Chosen Human Being. It would be possible under this option for the payee to receive only one annuity payment if the annuitant dies before the second annuity payment date, two annuity payments if the Annuitant dies before the third annuity payment date, and so on.

         OPTION 3-PAYMENTS FOR LIFE WITH PERIOD CERTAIN-GUARANTEED - An annuity that if at the death of the Chosen Human Being payments have been made for less than 10 or 20 years, as selected, we guarantee to continue annuity payments during the remainder of the selected period.

         We may allow other Annuity Payment Options, including, if applicable, the Stretch Annuity Payment Option described below.

         Some of the stated Annuity Payment Options may not be available in all states. You may request an alternative non-guaranteed option by giving notice in writing prior to Annuitization. If a request is approved by us, it will be permitted under the Contract.

         Qualified Contracts (except Roth IRA's before the Owner's death) are subject to the minimum distribution requirements set forth in the Code.

         Under Payment Option 1, you may change to any other Payment Option at any time. At the time of the change, remaining value will be applied to the new Payment Option to determine the amount of the new payments. Under Payment Option 1, you may also fully surrender the Contract at any time. A surrender is subject to any applicable Contingent Deferred Sales Charge at the time of the surrender.

  STRETCH ANNUITY PAYMENT OPTION

         We offer the Stretch Annuity Payment Option to Contracts which have paid Net Premium Payments, less any Withdrawals (including the impact of any CDSC associated with such Withdrawals), of at least $25,000 per beneficiary participating in the payment option.

         Under this payment option, we will make annual payments for a period determined by the joint life expectancy of an initial payee and a beneficiary, as calculated based on Table VI of Section 1.72-9 of the Income Tax Regulations (but if the Contract is a Qualified Contract, no less than the minimum required distribution under the Code). The beneficiary may be a much younger person than the initial payee, such as a grandchild, so that under this payment option, payments may be made over a lengthy period of years.

         Please consult your authorized National Life representative for more information on the Stretch Annuity Payment Option.

         You should consult your tax advisor about potential income, gift, estate and generation-skipping transfer tax consequences of electing the Stretch Annuity Payment Option.

DEATH OF OWNER

         If you or a Joint Owner dies prior to the Annuitization Date, then we will pay (unless the Enhanced Death Benefit Rider has been elected) a Death Benefit to the Beneficiary.

         The Contract provides that if you or a Joint Owner dies prior to the Contract Anniversary on which your age, on an age on nearest birthday basis, is 81, the Death Benefit will be equal to the greater of:

                  (a) the Contract Value, or


                  (b) the Net Premium Payments made to the Contract, minus all Withdrawals (including any CDSC deducted in connection with such Withdrawals), and minus any outstanding loans on the Contract and accrued interest, and adjusted such that if you effect a Withdrawal (including a systematic Withdrawal) at a time when the Contract Value is less than the amount of the Death Benefit that would then be payable to you, the Death Benefit will be reduced by the same proportion that the Withdrawal reduces the Contract Value (this adjustment will have the effect of reducing the Death Benefit by more than the amount of the Withdrawal, where a Withdrawal is taken at a time when the Death Benefit is greater than the Contract Value), and in each case minus any applicable premium tax charge to be assessed upon distribution.

         For Contracts issued prior to November 1, 2003 only, or if your state approved the adjustment referred to in (b) above for cases where a Withdrawal is taken at a time when the Death Benefit is greater than the Contract Value after that date, or has not yet approved that adjustment, that adjustment will not be made. In the case of these Contracts, a Withdrawal will reduce the Death Benefit only by the amount of the Withdrawal.

         The Contract further provides that if you die after the Contract Anniversary on which your age, on an age nearest birthday basis, is 81 (or in the case of Joint Owners, where the first of Joint Owners to die dies after the Contract Anniversary on which the age of the oldest Joint Owner, on an age on nearest birthday basis, is 81), then the Death Benefit shall be equal to the Contract Value, minus any applicable premium tax charge.

         For Contracts issued prior to November 1, 2003 only, we are currently providing a Death Benefit that is equal to the greater of (a) or (b) above even if you die after the Contract Anniversary on which your age, on an age nearest birthday basis, is 81, as long as your age, on an age on nearest birthday basis, was less than 81 on the Date of Issue of the Contract. We currently intend to pay this Death Benefit even though its terms are more favorable to you than what is guaranteed in the Contract. We will notify you if we discontinue this Death Benefit.


         Unless the Beneficiary is the deceased Owner's (or Joint Owner's) spouse, the Death Benefit must be distributed within five years of such Owner's death. The Beneficiary may elect to receive Distribution in the form of a life annuity or an annuity for a period not exceeding his or her life expectancy. Such annuity must begin within one year following the date of the Owner's death and is currently available only as a Fixed Annuity. If the Beneficiary is the spouse of the deceased Owner (or, if applicable, a Joint Owner), then the Contract may be continued without any required Distribution. If the deceased Owner (or Joint Owner) and the Annuitant are the same person, the death of that person will be treated as the death of the Owner for purposes of determining the Death Benefit payable.

         Qualified Contracts may be subject to specific rules set forth in the Plan, Contract, or Code concerning Distributions upon the death of the Owner.

DEATH OF ANNUITANT PRIOR TO THE ANNUITIZATION DATE

         If an Annuitant who is not an Owner dies prior to the Annuitization Date, a Death Benefit equal to the Cash Surrender Value of the Contract will be payable to the Beneficiary. If the Owner is a natural person and a contingent Annuitant has been named or the Owner names a contingent Annuitant within 90 days of the Annuitant's death, the Contract may be continued without any required Distribution. If no Beneficiary is named (or if the Beneficiary predeceases the Annuitant), then the Death Benefit will be paid to the Owner. If the Owner is not a natural person, then the death of the Annuitant will be treated as if it were the death of the Owner, and the disposition of the Contract will follow the death of the Owner provisions set forth above.

         In any case where a Death Benefit is paid, the value of the Death Benefit will be determined as of the Valuation Day coinciding with or next following the date we receive at our home office in writing:

     (1)  due proof of the Annuitant's or an Owner's (or Joint Owner's) death;

     (2) an election for either a single sum payment or an Annuity Payment Option (currently only Fixed Annuities are available in these circumstances); and

     (3)  any form required by state insurance laws.

         If a single sum payment is requested, we will make payment in accordance with any applicable laws and regulations governing the payment of Death Benefits. If an Annuity Payment Option is requested, the Beneficiary must make an election during the 90-day period commencing with the date we receive written notice and as otherwise required by law. If no election has been made by the end of such 90-day period commencing with the date we receive written notice or as otherwise required by law the Death Benefit will be paid in a single sum payment.

GENERATION-SKIPPING TRANSFERS

         We may determine whether the Death Benefit or any other payment constitutes a direct skip as defined in Section 2612 of the Code, and the amount of the tax on the generation-skipping transfer resulting from such direct skip. If applicable, the payment will be reduced by any tax National Life is required to pay by Section 2603 of the Code.

         A direct skip may occur when property is transferred to or a Death Benefit is paid to an individual two or more generations younger than the Owner.

OWNERSHIP PROVISIONS

         Unless otherwise provided, the Owner has all rights under the Contract. If the purchaser names someone other than himself or herself as owner, the purchaser will have no rights under the contract. If Joint Owners are named, each Joint Owner possesses an undivided interest in the Contract. The death of any Joint Owner triggers the provisions of the Contract relating to the death of the Owner. Unless otherwise provided, when Joint Owners are named, the exercise of any ownership right in the Contract (including the right to surrender the Contract or make a Withdrawal, to change the Owner, the Annuitant, a Contingent Annuitant, the Beneficiary, the Annuity Payment Option or the Maturity Date) requires a written indication of an intent to exercise that right, signed by all Joint Owners.

         Prior to the Annuitization Date, the Owner may name a new Owner. Such change may be subject to state and federal gift taxes, and may also result in current federal income taxation (see "Federal Income Tax Considerations", below). Any change of Owner will automatically revoke any prior Owner designation. Any request for change of Owner must be (1) made by proper written application, (2) received and recorded by National Life at its Home Office, and
(3) may include a signature guarantee as specified in the "Surrender and Withdrawal" provision below. The change is effective on the date the written request is signed. A new choice of Owner will not apply to any payment made or action we take prior to the time it was received and recorded.

         The Owner may request a change in the Annuitant or contingent Annuitant before the Annuitization Date. Such a request must be made in writing on a form acceptable to us and must be signed by the Owner, and the person to be named as Annuitant or contingent Annuitant. Any such change is subject to underwriting and approval by us.


                             CHARGES AND DEDUCTIONS

         All of the charges described in this section apply to Variable Account allocations. Allocations to the Fixed Account are subject to Contingent Deferred Sales Charges, the Annual Contract Fee and Premium Tax deductions and the charge for the Enhanced Death Benefit Rider, if applicable. The Fixed Account and the Guaranteed Accounts are not subject to the Mortality and Expense Risk Charge and the Administration Charge.

         We deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for the distribution and administration of the Contracts and for providing the benefits payable thereunder. More particularly, the administrative services include:

     o    processing applications for and issuing the Contracts;

     o processing purchases and redemptions of Fund shares as required (including automatic withdrawal services);

     o    maintaining records;

     o    administering annuity payouts;

     o furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

     o    reconciling and depositing cash receipts;

     o    providing Contract confirmations;

     o    providing toll-free inquiry services; and

     o    furnishing telephone transaction privileges.

      The risks we assume include:

     (1) the risk that the actual life-span of persons receiving annuity payments under Contract guarantees will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the Contract and cannot be changed);

     (2) the risk that Death Benefits, or the Enhanced Death Benefit under the optional Enhanced Death Benefit Rider, will exceed the actual Contract Value;

     (3) the risk that more Owners than expected will qualify for and exercise waivers of the Contingent Deferred Sales Charge; and

     (4) the risk that our costs in providing the services will exceed our revenues from the Contract charges (which we cannot change).


         The amount of a charge will not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the Contingent Deferred Sales Charge collected may not fully cover all of the distribution expenses we incur. We may also realize a profit on one or more of these charges. We may use any profits for any corporate purpose, including sales expenses.

DEDUCTIONS FROM THE VARIABLE ACCOUNT

      We deduct from the Variable Account an amount, computed daily, which is equal to an annual rate of 1.40% of the daily net asset value. The charge consists of a 0.15% Administration Charge and a 1.25% Mortality and Expense Risk Charge.

CONTINGENT DEFERRED SALES CHARGE

         We may pay a commission up to 6.5% (7.0% during certain promotional periods) for the sale of a Contract; however, we make no deduction for a sales charge from the Premium Payments for these Contracts. However, if a Withdrawal is made or a Contract is surrendered, we will with certain exceptions, deduct a Contingent Deferred Sales Charge ("CDSC").

         The CDSC is calculated by multiplying the applicable CDSC percentages noted below by the Net Premium Payments that are withdrawn or surrendered. For purposes of calculating the CDSC Withdrawals or surrenders are considered to come first from the oldest Net Premium Payment made to the Contract, then the next oldest Net Premium Payment and so forth, and last from earnings on Net Premium Payments. No CDSC is ever assessed with respect to a Withdrawal or surrender of earnings on Net Premium Payments. For tax purposes, a surrender is usually treated as a withdrawal of earnings first. This charge will apply in the amounts set forth below to Net Premium Payments within the time periods set forth.

         The CDSC applies to Net Premium Payments as follows:

NUMBER OF COMPLETED      CONTINGENT DEFERRED    NUMBER OF COMPLETED    CONTINGENT DEFERRED
YEARS FROM DATE OF       SALES CHARGE           YEARS FROM DATE OF     SALES CHARGE
NET PREMIUM PAYMENT      PERCENTAGE             NET PREMIUM PAYMENT    PERCENTAGE

         0                     7%                        4                   3%
         1                     6%                        5                   2%
         2                     5%                        6                   1%
         3                     4%                        7                   0%


         In any Contract Year after the first Contract Year (except in the states referred to in the last sentence of this paragraph), you may make Withdrawals without a CDSC of an aggregate amount equal to 15% of the Contract Value as of the most recent Contract Anniversary. This CDSC-free Withdrawal privilege does not apply to full surrenders of the Contract, and if a full surrender is made within one year of exercising a CDSC-free Withdrawal, then the CDSC which would have been assessed at the time of the Withdrawal will be assessed at the time of surrender. The CDSC-free feature is also non-cumulative. This means that free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. In addition, any amount withdrawn in order to meet minimum Distribution requirements under the Code shall be free of CDSC. In the first Contract Year a CDSC-free Withdrawal is available in an amount not exceeding 1/12th of 15% (10% in New Jersey and Washington) of each Premium Payment for each completed month since each Premium Payment. Two ways to access these CSDC-free amounts in the first Contract Year are by setting up a monthly systematic Withdrawal program for an amount not exceeding the annual CDSC-free Withdrawal amount (see "Available Automated Fund Management Features-Systematic Withdrawals", below), or by making a Withdrawal which is part of a series of substantially equal periodic payments over the life of the Owner or the joint lives of the Owner and his or her spouse, to which section 72(t)(2)(A)(iv) of the Code applies. You may be subject to a tax penalty if you take Withdrawals prior to age 59 1/2 (see "Federal Income Tax Considerations", below). In New Jersey and Washington, the CDSC-free provision will apply to full surrenders and Withdrawals but will be limited to 10% of the Contract Value as of the most recent Contract Anniversary for both Withdrawals and full surrenders.

         In addition, no CDSC will be deducted:

     (1)  upon the Annuitization of Contracts,

     (2)  upon payment of a death benefit pursuant to the death of the Owner, or

     (3) from any values which have been held under a Contract for at least 84 months.

         No CDSC applies upon the transfer of value among the Subaccounts or between the Fixed Account or a Guaranteed Account and the Variable Account; however, a Market Value Adjustment may apply to transfers out of a Guaranteed Account before the termination date of such account.

         When a Contract is held by a charitable remainder trust, the amount which may be withdrawn from this Contract without application of a CDSC after the first Contract Year, shall be the larger of (a) or (b), where

         (a) is the amount which would otherwise be available for Withdrawal without application of a CDSC; and where

         (b) is the difference between the Contract Value as of the last Contract Anniversary and the Net Premium Payments made to the Contract, less all Withdrawals and less any outstanding loan and accrued interest, as of the last Contract Anniversary.

         We will waive the CDSC if the Owner dies or if the Owner annuitizes. However, if the Owner elects a settlement under Payment Option 1, and subsequently surrenders the Contract prior to seven years after the date of the last Premium Payment, the surrender will be subject to a CDSC.

         We will also waive the CDSC if, following the first Contract Anniversary, you are confined to an eligible nursing home for at least the 90 consecutive days ending on the date of the Withdrawal request. This waiver is not available in the States of New Jersey and New York.

ANNUAL CONTRACT FEE

      For Contracts with a Contract Value of less than $50,000 as of any Contract Anniversary prior to the Annuitization Date, we will assess an Annual Contract Fee of $30.00. This fee will be assessed annually on each Contract Anniversary on which the Contract Value is less than $50,000. No Annual Contract Fee will be assessed after the Annuitization Date. This fee will be taken pro rata from all Subaccounts of the Variable Account and the unloaned portion of the Fixed Account.

TRANSFER CHARGE

      Currently, unlimited free transfers are permitted among the Subaccounts and the Guaranteed Accounts, and transfers among the Fixed Account, the Variable Account and the Guaranteed Accounts are permitted free of charge within the limits described above under "Transfers" (however, a market value adjustment will be applied to any transfer out of a Guaranteed Account prior to its termination date; see "The Guaranteed Accounts," below). We have no present intention to impose a transfer charge in the foreseeable future. However, we reserve the right to impose in the future a transfer charge of $25 on each transfer in excess of twelve transfers in any Contract Year. We would not anticipate making a profit on any future transfer charge.

      If we impose a transfer charge, we will deduct it from the amount being transferred. All transfers requested on the same Valuation Day are treated as one transfer transaction. Any future transfer charge will not apply to transfers made pursuant to the Dollar Cost Averaging and Portfolio Rebalancing features, transfers resulting from loans, or if there has been a material change in the investment policy of the Fund from which the transfer is being made. These transfers will not count against the twelve free transfers in any Contract Year.

PREMIUM TAXES

         If a governmental entity imposes premium taxes, we make a deduction for premium taxes in a corresponding amount. Certain states impose a premium tax, currently ranging up to 3.5%. We will pay premium taxes at the time imposed under applicable law. Where we are required to pay this premium tax, we may deduct an amount equal to premium taxes from the Premium Payment. We currently intend to make this deduction from Premium Payments only in South Dakota. In the remaining states which assess premium taxes, we currently expect to make deductions for premium taxes at the time of Annuitization, death of the Owner, or surrender, although we also reserve the right to make such a deduction at the time we pay premium taxes to the applicable taxing authority.

CHARGE FOR OPTIONAL ENHANCED DEATH BENEFIT RIDER

         Annual charges are made if you elect the optional Enhanced Death Benefit Rider. See "Optional Enhanced Death Benefit Rider," below. The annual charge for the Enhanced Death Benefit Rider is 0.20% of Contract Value as of the date the charge is deducted. The annual charge will be deducted at issue (or at the time of election, if elected after issue), and then on each Contract Anniversary thereafter, up to and including the Contract Anniversary on which you are age 80 on an age on nearest birthday basis. After such Contract Anniversary, we will discontinue the charge. We will make the charge pro rata from the Subaccounts of the Variable Account and the unloaned portion of the Fixed Account.

OTHER CHARGES

         The Variable Account purchases shares of the Funds at net asset value. The net asset value of those shares reflect management fees and expenses already deducted from the assets of the Funds. Information on the fees and expenses for the Funds is set forth in "Underlying Fund Annual Expenses" above.

         More detailed information is contained in the Funds' prospectuses which accompany this prospectus.

           We sell the Contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of ours. We pay commissions to the broker-dealers for selling the Contracts. You do not pay directly these commissions. We do. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contracts. (See "Distribution of Contracts", below).


                         CONTRACT RIGHTS AND PRIVILEGES

FREE LOOK

         You may revoke the Contract at any time between the Date of Issue and the date 10 days after receipt of the Contract and receive a refund of the Contract Value plus any charges assessed at issue, including the Annual Contract Fee, charge for the optional Enhanced Death Benefit Rider, and any premium tax, unless otherwise required by state and/or federal law. Some states may require a longer free look period. Where the Contract Value is refunded, you will have borne the investment risk and been entitled to the benefit of the investment performance of the chosen Subaccounts during the time the Contract was in force.

         In the case of IRA's and states that require the return of Premium Payments, you may revoke the Contract during the free look period and we will refund Premium Payments.

         In order to revoke the Contract, it must be mailed or delivered to our Home Office. Mailing or delivery must occur on or before 10 days after receipt of the Contract for revocation to be effective. In order to revoke the Contract, if it has not been received, written notice must be mailed or delivered to the Home Office.

         The liability of the Variable Account under this provision is limited to the Contract Value in each Subaccount on the date of revocation. Any additional amounts refunded to you will be paid by us.

LOAN PRIVILEGE - TAX SHELTERED ANNUITIES

         Subject to approval in your state, if you own a section 403(b) Tax-Sheltered Annuity Contract, loans will be available on your Contract. Loans will be subject to the terms of the Contract and the Code.


         If a loan provision is included in your Tax-Sheltered Annuity Contract, loans will be available anytime prior to the Annuitization Date. We may limit the number of loans available on a single contract. You will be able to borrow a minimum of $1500 (we may permit lower amounts). The maximum loan balance which may be outstanding at any time on your Contract is 90% of the sum of Contract Value, outstanding loans and accrued interest on loans minus the CDSC that would apply if you surrendered your Contract (if you have Contract Value allocated to one or more Guaranteed Accounts, at the time you wish to take a loan, you must first transfer all such Contract Value out of those Guaranteed Accounts - see "The Guaranteed Accounts", below). In no event may the aggregate amount borrowed from all your Tax-Sheltered Annuities or other Qualified Contracts, including this Contract, exceed the lesser of:

     (a) 50% of the combined nonforfeitable account balances of all your Tax-Sheltered Annuities or other Qualified Contracts (or $10,000 if greater); or

     (b)  $50,000.


The $50,000 limit will be reduced by the excess (if any) of the highest loan balances owed during the prior one-year period over the loan balance on the date the loan is made. The highest loan balance owed during the prior one-year period may be more than the amount outstanding at the time of the loan, if an interest payment or principal repayment has been made.

         All loans will be made from the Collateral Fixed Account. When a loan is taken an amount equal to the principal amount of the loan will be transferred to the Collateral Fixed Account. We will transfer to the Collateral Fixed Account an amount equaling the loan from the Subaccounts of the Variable Account and unloaned portion of the Fixed Account in the same proportion that such amounts bear to the total Contract Value. No CDSC is deducted at the time of the loan or on any transfers to the Collateral Fixed Account.

      Until the loan is repaid in full, that portion of the Collateral Fixed Account equal to the outstanding loan balance shall be credited with interest at an annual rate we declare from time to time, but will never be less than an annual rate of 3.0%. On each Contract Anniversary and on each date that a loan repayment is received, any amount of interest credited on the Collateral Fixed Account will be allocated among the Fixed Account and the Subaccounts of the Variable Account in accordance with the allocation of Net Premium Payments then in effect.

         Loans must be repaid in substantially level payments, not less frequently than quarterly, within five years. Loans used to purchase your principal residence must be repaid within 20 years. During the loan term, the outstanding balance of the loan will continue to accrue interest at annual rates specified in the loan agreement or an amendment to the loan agreement. The maximum interest rate will be the greater of:

     - the Moody's Corporate Bond Yield Average - Monthly Average Corporates, as published by Moody's Investors Service, Inc., or its successor, (or if that average is no longer published, a substantially similar average), for the calendar month ending two months before the date the rate is determined; or
     -    4%.

         The loan interest rate is subject to change on each Contract Anniversary. If the loan interest rate changes, we will send you a notice of the new loan interest rate and new level payment amount. We must reduce the loan interest if on a Contract Anniversary the maximum loan interest rate is lower than the interest rate for the previous Contract Year by 0.50% or more. We may increase the loan interest rate if the maximum loan interest rate is at least 0.50% higher than the loan interest rate for the previous Contract Year. The loan interest rate we charge will be equal to or less than the maximum loan interest rate at the time it is determined, and will never be higher than 15%.

         Twenty days prior to the due date of each loan repayment, as set forth in the loan agreement or an amendment to the loan agreement, we will send you a notice of the amount due. Corresponding to the due date of each loan repayment, we will establish a "billing window" defined as the period beginning on the date that we mail the repayment notice (20 days prior to the payment due date) and extending 31 days after the due date.

         Loan repayments received within the billing window that are sufficient to satisfy the amount due will be applied to the Contract as interest and repayment of principal. The amounts of principal and interest set forth in the loan agreement or an amendment to the loan agreement, are the amounts if all loan repayments are made exactly on the due date. The actual amount of a repayment allocated to interest will be determined based on the actual date the repayment is received, the amount of the outstanding loan, and the number of days since the last repayment date. The amount of principal will be the repayment amount minus the interest. The loan principal repayment will, on the date it is received, be allocated among the Fixed Account and Subaccounts of the Variable Account in accordance with the allocation of Net Premium Payments then in effect.

         Loan repayments received outside of the billing window will be processed as a repayment of principal only. Only repayments received within the billing window may satisfy the amount due. If a payment received within the billing window is less than the amount due, it will be returned to you.

         If a loan repayment that is sufficient to satisfy the amount due is not made within the billing window, then the entire balance of the loan will be considered in default. This amount may be taxable to the borrower, and may be subject to the early withdrawal tax penalty. If you are not eligible to take a distribution pursuant to the Contract or plan provisions, the deemed distribution will be reportable for tax purposes, but will not be offset against the Contract Value until such time as a distribution may be made. On each Contract Anniversary, while a loan is in default, interest accrued on loans will be added to the outstanding loans.

         If you surrender your Contract while a loan is outstanding, you will receive the Cash Surrender Value, which is reduced to reflect the loan outstanding plus accrued interest. If the Owner/Annuitant dies while the loan is outstanding, the Death Benefit will also be reduced to reflect the amount of the loan outstanding plus accrued interest. If annuity payments start while the loan is outstanding, the Contract Value will be reduced by the amount of the outstanding loan plus accrued interest. Until the loan is repaid, we may restrict any transfer of the Contract which would otherwise qualify as a transfer as permitted in the Code.

         Loans may also be subject to additional limitations or restrictions under the terms of the employer's plan. Loans permitted under this Contract may still be taxable in whole or part if the participant has additional loans from other plans or contracts. We will calculate the maximum nontaxable loan based on the information provided by the participant or the employer. In addition, if the section 403(b) Tax-Sheltered Annuity Contract is subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), a loan will be treated as a "prohibited transaction" subject to certain penalties unless additional ERISA requirements are satisfied. You should seek competent legal advice before requesting a loan. We are not responsible for determining whether a loan meets the requirements of ERISA, including the requirement that a loan bear a reasonable rate of interest.

         If a loan is outstanding, all payments received from you will be considered loan repayments. Any payments received from your employer will be considered premium payments. We reserve the right to modify the terms or procedures associated with the loan privilege in the event of a change in the laws or regulations relating to the treatment of loans. We also reserve the right to assess a loan processing fee. IRA's, Non-Qualified Contracts and Qualified Contracts other than section 403(b) Tax-Sheltered Annuity Contracts are not eligible for loans.

SURRENDER AND WITHDRAWAL

         At any time prior to the Annuitization Date (or thereafter if Payment Option 1 has been elected) you may, upon proper written application deemed by us to be in good order, surrender the Contract. "Proper written application" means that you must request the surrender in writing and include the Contract. We may require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guaranty.

         We will, upon receipt of any such written request, pay to you the Cash Surrender Value. The Cash Surrender Value will reflect any applicable CDSC (see "Contingent Deferred Sales Charge", above), any outstanding loan and accrued interest, and, in certain states, a premium tax charge (see "Premium Taxes", above). The Cash Surrender Value may be more or less than the total of Premium Payments you made, depending on the market value of the underlying Fund shares, the amount of any applicable CDSC, and other factors.

         We will normally not permit Withdrawal or Surrender of Premium Payments made by check within the 15 calendar days prior to the date the request for Withdrawal or Surrender is received.


         At any time before the death of the Owner and before the Contract is annuitized, the Owner may make a Withdrawal of a portion of the Contract Value. The minimum Withdrawal is $500, except where the Withdrawal is part of an automated process of paying investment advisory fees to the Owner's investment advisor. At least $3500 in Cash Surrender Value must remain after any Withdrawal. However, for Contracts issued prior to November 1, 2003 only, at least $3500 in Contract Value must remain after any Withdrawal.

         Generally, Withdrawals in the first Contract Year and Withdrawals in excess of 15% (10% in New Jersey and Washington) of Contract Value as of the most recent Contract Anniversary in any Contract Year are subject to the CDSC. See "Contingent Deferred Sales Charge", above. However, in the first Contract Year, a CDSC-free Withdrawal is currently available in an amount not exceeding 1/12th of 15% (10% in New Jersey and Washington) of each premium payment for each completed month since each Premium Payment. For purposes of determining

CDSC-free amounts in the first Contract Year only, all Premium Payments received prior to the first Monthly Contract Date will be considered to have been paid at the Date of Issue. One way to access these CDSC-free amounts in the first Contract Year is by setting up a monthly systematic Withdrawal program (see "Available Automated Fund Management Features-Systematic Withdrawals" below). Another limited way to make a Withdrawal in the first year without paying a CDSC is to make a Withdrawal which is part of a series of substantially equal periodic payments made for the life of the Owner or the joint lives of the Owner and his or her spouse, under section 72(t)(2)(a)(iv) of the Code. Withdrawals will be deemed to be taken from Net Premium Payments in chronological order, with the oldest Net Premium Payment being withdrawn first. This method will tend to minimize the amount of the CDSC.

         Withdrawals will be taken based on your instructions at the time of the Withdrawal. If you do not provide specific allocation instructions, or to the extent that Contract Value in the sources you specify are insufficient, the Withdrawal will be deducted pro rata from the Subaccounts and from the unloaned portion of the Fixed Account. The Withdrawal will not be taken from the Guaranteed Accounts unless there is not sufficient Contract Value in the Subaccounts of the Variable Account and the unloaned portion of the Fixed Account. If it is necessary to take the Withdrawal from the Guaranteed Accounts, it will be taken pro rata from all Guaranteed Accounts in which there is Contract Value, and within each Guaranteed Account duration, on a first-in-first-out basis. To the extent a Withdrawal is taken from a Guaranteed Account, a market value adjustment will be applied (see "The Guaranteed Accounts
- Market Value Adjustment", below).


         Any CDSC associated with a Withdrawal will be deducted from the Subaccounts, the Fixed Account and/or the Guaranteed Accounts based on the allocation percentages of the Withdrawal. Any amount of CDSC that we deduct from a Subaccount which is in excess of the available value in that Subaccount will be deducted pro rata among the remaining Subaccounts and the unloaned portion of the Fixed Account (as above, it will not be taken from the Guaranteed Accounts unless there is not sufficient Contract Value in such remaining Subaccounts and the unloaned portion of the Fixed Account). If the Withdrawal cannot be processed in accordance with your instructions, then we will notify you through your agent, by telephone or by mail that we cannot process the Withdrawal, and we will not process it until we receive further instructions.


      If your Contract is participating in the Illuminations program described under "Optional 'Illuminations' Investment Advisory Service", above, and you allocate the Withdrawal pro rata among the subaccounts in the Policy, the proportionate allocations recommended by FundQuest for your Contract will not be disturbed. If, on the other hand, you allocate the Withdrawal to specific funds, the Contract will depart from the recommended allocations. However, if the Contract remains in the Illuminations program, at the next semi-annual rebalancing date the remaining Contract Value will be rebalanced back to the recommended model.



      A Surrender or a Withdrawal may have tax consequences. See "Federal Income Tax Considerations", below.

PAYMENTS


         We will pay any funds surrendered or withdrawn from the Variable Account within 7 days of receipt of such request at our Home Office. However, we reserve the right to suspend or postpone the date of any payment or transfer of any benefit or values for any Valuation Period:


     (1)  when the New York Stock Exchange ("Exchange") is closed,
     (2)  when trading on the Exchange is restricted,
     (3) when an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

     (4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of security holders.


The rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (2) and (3) exist.


      In cases where you surrender your Contract within 15 days of making a premium payment by check, and we are unable to confirm that such payment has cleared, we may withhold an amount equal to such payment from your surrender proceeds until we are able to confirm that the payment item has cleared, but for no more than 15 days from our receipt of the payment item. You may avoid the possibility of this holdback by making premium payments by unconditional means, such as by certified check or wire transfer of immediately available funds.


         We reserve the right to delay payment of any amounts allocated to the Fixed Account or to a Guaranteed Account which are payable as a result of a Surrender, Withdrawal or loan for up to six months after we receive a written request in a form satisfactory to us.

           If mandated under applicable law, we may be required to reject a premium payment. We may also be required to provide additional information about your account to government regulators. In addition, we may be required to block an Owner's account and thereby refuse to honor any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

SURRENDERS AND WITHDRAWALS UNDER A TAX-SHELTERED ANNUITY CONTRACT

         Where the Contract has been issued as a Tax-Sheltered Annuity, the Owner may surrender or make a Withdrawal of part or all of the Contract Value at any time this Contract is in force prior to the earlier of the Annuitization Date or the death of the Designated Annuitant except as provided below:

     (a) The surrender or Withdrawal of Contract Value attributable to contributions made pursuant to a salary reduction agreement (within the meaning of Code Section 402(g)(3)(A) or (C)), or transfers from a Custodial Account described in Section 403(b)(7) of the Code, may be executed only:

          1. when the Owner attains age 59 1/2, severs employment, dies, or becomes disabled (within the meaning of Code Section 72(m)(7)); or

          2. in the case of hardship (as defined for purposes of Code Section 401 (k)), provided that any surrender of Contract Value in the case of hardship may not include any income attributable to salary reduction contributions.

     (b) The surrender and Withdrawal limitations described in (a) above for Tax-Sheltered Annuities apply to:

          1. salary reduction contributions to Tax-Sheltered Annuities made for plan years beginning after December 31, 1988;

          2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

          3. all amounts transferred from 403(b)(7) Custodial Accounts (except that amounts held as of the close of the last plan year beginning before January 1, 1989 and salary reduction contributions (but not earnings) after such date may be withdrawn in the case of hardship).

     (c) Any Distribution other than the above, including exercise of a contractual ten-day free look provision (when available) may result in the immediate application of taxes and penalties and/or retroactive disqualification of a Qualified Contract or Tax-Sheltered Annuity.

         A premature Distribution may not be eligible for rollover treatment. To assist in preventing disqualification in the event of a ten-day free look, National Life will agree to transfer the proceeds to another contract which meets the requirements of Section 403(b) of the Code, upon proper direction by the Owner. The foregoing is National Life's understanding of the withdrawal restrictions which are currently applicable under Section 403(b)(11) and Revenue Ruling 90-24. Such restrictions are subject to legislative change and/or reinterpretation from time to time. Distributions pursuant to Qualified Domestic Relations Orders will not be considered to be a violation of the restrictions stated in this provision.

         The Contract surrender and Withdrawal provisions may also be modified pursuant to the plan terms and Code tax provisions for Qualified Contracts.


TELEPHONE TRANSACTION PRIVILEGE


      If you elect the telephone transaction privilege, you may make changes in Net Premium Payment allocations, transfers, or initiate or make changes in dollar cost averaging or portfolio rebalancing, terminate or make changes in your Illuminations investment advisory program, if your Contract is participating, and in the case of section 403(b) Tax Sheltered Annuities, take loans up to $10,000, by providing instructions to us at our Home Office over the telephone. You can make the election either on the application for the Contract or by providing a proper written authorization to us. We reserve the right to suspend telephone transaction privileges at any time and for any reason. You may, on the application or by a written authorization, authorize your National Life agent to provide telephone instructions on your behalf.


      We employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If we follow these procedures we will not be liable for any losses due to unauthorized or fraudulent instructions. We may be liable for any such losses if those reasonable procedures are not followed. The procedures followed for telephone transfers will include one or more of the following:

     (1) requiring some form of personal identification prior to acting on instructions received by telephone,

     (2)  providing written confirmation of the transaction, and

     (3)  making a tape recording of the instructions given by telephone.

      Telephone transfers may not always be available. Telephone systems, whether yours, ours, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make your transfer request in writing.

         Please note that the Contracts are intended for long-term investment by Owners. Excessive, short-term trading practices which attempt "market timing" may disrupt portfolio management strategies and harm the performance of the underlying Funds. As a result, National Life reserves the right to reject any transfer instructions, if an Owner has a history of excessive short-term trading or if in National Life's judgment, an Owner's trading has been or may be disruptive to an underlying Fund.


         If, on a Contract that is participating in the Illuminations program, you effect a change in premium allocation, initiate Dollar Cost Averaging or change Portfolio Rebalancing from the Portfolio Rebalancing program included within Illuminations, your Contract's participation in the Illuminations program will terminate.

OPTIONAL "ILLUMINATIONS" INVESTMENT ADVISORY SERVICE

         Beginning May 1, 2004, National Life makes available to all Sentinel Advantage Variable Annuity Contract Owners, subject to the minimums described below, at no cost to the Owner, an optional investment advisory service which National Life calls "Illuminations". Under this program, National Life has arranged for FundQuest, Incorporated, a registered investment adviser firm which is independent of National Life, to provide an investment advisory service under which it determines and maintains an allocation of the Contract Value of your Contract among the available options which is suited to your investment objective, financial situation and risk tolerance. Illuminations is available at the issue of new Contract if the initial Premium Payment is at least $50,000, or it is expected that at least $50,000 will be paid from all sources, including the initial Premium Payment and funds deposited from the section 1035 exchange of another contract. After issue of a Contract, Illuminations is available if the total Premium Payments under the Contract have been at least $50,000.

If you elect to participate in Illuminations, you will be asked to fill out a detailed questionnaire, which addresses your investment objective, financial situation and risk tolerance. FundQuest will then evaluate the completed questionnaire to determine the allocation best suited to you. FundQuest will maintain a number of different allocation models for clients with different investment objectives, financial situations and risk tolerances, and you will be assigned to one of these models. However, you will have the ability to impose reasonable restrictions on the management of your Contract, including the ability to designate particular funds or types of funds that should not receive allocations of Contract Value from your Contract. Please contact National Life's Home Office at (800) ________ if you wish to impose restrictions on the management of your Contract which contains the Illuminations management feature. If you place restrictions on a particular fund or type of fund, you must either suggest an alternative fund or fund type or specify that the assets that would have been allocated to the restricted fund or fund type be allocated pro rata among the other funds in your model. At the implementation of your Illuminations program, your will receive a Strategy Report prepared by FundQuest which discusses the strategy to be followed in allocating your Contract Value among the Funds.

         FundQuest will make changes to its fund allocation models from time to time as it deems appropriate based on changes in the financial markets, fund performance, and other factors. FundQuest will communicate these changes to National Life, which will then automatically implement the changes in each affected Contract, pursuant to a Limited Power of Attorney executed by Illuminations participants. This Limited Power of Attorney will authorize FundQuest to direct National Life to implement changes to your model determined by FundQuest, without obtaining your specific prior approval of the changes. In addition, FundQuest also currently intends to rebalance each Illuminations account back to its then-current model allocation semi-annually. This semi-annual rebalancing will also be implemented pursuant to the Limited Power of Attorney, and will be done automatically without your specific prior approval.

         Further information regarding FundQuest and the Illuminations program is included in Part II of FundQuest's Form ADV, which will be provided to Contract Owners when they elect to participate in Illuminations.

         Once in the Illuminations program, you will receive a quarterly report prepared by FundQuest discussing the performance of your Contract's subaccount allocation, all the transactions made within your Contract, and its value at the beginning and end of the period. In this report, you will be reminded that you should contact National Life if there have been changes in your financial situation or investment objectives, and that you may impose reasonable restrictions on the funds in which your account may invest or modify existing restrictions.

         In addition, at least annually you will be contacted by your National Life agent to determine whether there have been any changes in your financial situation or investment objectives, and whether you wish to impose reasonable restrictions on the funds in which your account may invest or modify existing restrictions.

         Once you have elected to participate in the Illuminations program, you may terminate your participation in the program at any time, by providing written or telephone instructions to National Life. If you terminate the Illuminations program, we will no longer automatically apply any portfolio rebalancing to your Contract, unless you specifically elect to begin a Portfolio Rebalancing feature described under section below entitled "Available Automated Fund Management Features".

         If, while your Contract is participating in the Illuminations program, you should need or want to make a Withdrawal from your Contract, and you allocate the Withdrawal pro rata among the subaccounts in the Contract, the proportionate allocations recommended by FundQuest for your Contract will not be disturbed. If, on the other hand, you allocate the Withdrawal to specific funds, the Contract will depart from the recommended allocations. However, if the Contract remains in the Illuminations program, at the next semi-annual rebalancing date the remaining Accumulated Value will be rebalanced back to the recommended model.

         While your Contract is in the Illuminations program, you will be allowed to implement fund transfers, but if you do so, your allocations will depart from the FundQuest recommendations, and, if you keep the Contract in the Illuminations program, your transfers will end up being reversed by the next semi-annual rebalancing within the program.

         While your Contract is in the Illuminations program, the Dollar Cost Averaging feature described in the next section below will not be available, and Portfolio Rebalancing will only be available as part of the Illuminations program. If you do elect to begin Dollar Cost Averaging, or change your Portfolio Rebalancing from the Illuminations program, such election will automatically terminate your Contract's participation in the Illuminations program. Similarly, if you instruct National Life to make a change in the allocation of new Premiums on your Policy, this will be treated as a termination of your Contract's participation in the Illuminations program.


AVAILABLE AUTOMATED FUND MANAGEMENT FEATURES

      We currently offer the following free automated fund management features. However, we are not legally obligated to continue to offer these features and we may cease offering one or more of such features at any time, after providing 60 days prior written notice to all Owners who are currently utilizing the features being discontinued. Only one of Dollar Cost Averaging and Portfolio Rebalancing is available under any single Contract at one time, but either may be used with Systematic Withdrawals.

      DOLLAR COST AVERAGING. This feature permits you to automatically transfer funds from the Money Market Subaccount to any other Subaccounts on a monthly basis. You may elect it at issue by marking the appropriate box on the initial application and completing the appropriate instruction or after issue by filling out similar information on a change request form and sending it to us.

      If you elect this feature, each month on the Monthly Contract Date we will take the amount to be transferred from the Money Market Subaccount and transfer it to the Subaccount or Subaccounts designated to receive the funds. This procedure starts with the Monthly Contract Date next succeeding the Date of Issue or next succeeding the date of an election subsequent to purchase and stops when the amount in the Money Market Subaccount is depleted. The minimum monthly transfer by Dollar Cost Averaging is $100, except for the transfer which reduces the amount in the Money Market Subaccount to zero. You may discontinue Dollar Cost Averaging at any time by sending an appropriate change request form to us.

       This feature allows you to move funds into the various investment classes on a more gradual and systematic basis than the frequency on which Premium Payments ordinarily are made. The dollar cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high. The periodic investment of the same amount will result in higher numbers of units being purchased when unit prices are lower and lower numbers of units being purchased when unit prices are higher. This technique will not assure a profit or protect against a loss in declining markets. For the dollar cost averaging technique to be effective, amounts should be available for allocation from the Money Market Subaccount through periods of low price levels as well as higher price levels.


       While your Contract is in the Illuminations program described in the section immediately above, Dollar Cost Averaging will not be available. If you do elect to begin Dollar Cost Averaging, such election will automatically terminate your Contract's participation in the Illuminations program.

      PORTFOLIO REBALANCING. This feature permits you to automatically rebalance the value in the Subaccounts on a quarterly, semi-annual or annual basis, based on the premium allocation percentages in effect at the time of the rebalancing. You may elect it at issue by marking the appropriate box on the initial application or after issue by completing a change request form and sending it to us.

      In Contracts utilizing Portfolio Rebalancing from the Date of Issue, an automatic transfer takes place which causes the percentages of the current values in each Subaccount to match the current premium allocation percentages. This procedure starts with the Monthly Contract Date three, six or twelve months after the Date of Issue and continues on each Monthly Contract Date three, six or twelve months thereafter. Contracts electing Portfolio Rebalancing after issue will have the first automated transfer occur as of the Monthly Contract Date on or next following the date that the election is received. Subsequent rebalancing transfers occur every three, six or twelve months thereafter. You may discontinue Portfolio Rebalancing at any time by submitting an appropriate change request form.

      If you change the Contract's premium allocation percentages, Portfolio Rebalancing will automatically be discontinued unless you specifically direct otherwise.

      Portfolio Rebalancing results in periodic transfers out of Subaccounts that have had relatively favorable investment performance and into Subaccounts which have had relatively unfavorable investment performance. Portfolio rebalancing does not guarantee a profit or protect against a loss.


      While your Contract is in the Illuminations program described in the section immediately above, Portfolio Rebalancing will be available only as part of the program, which will rebalance semi-annually back to your allocations as determined by FundQuest. If you do elect to change Portfolio Rebalancing from this Illuminations program, such election will automatically terminate your Contract's participation in the Illuminations program.

         SYSTEMATIC WITHDRAWALS. At any time after one year from the Date of Issue, if the Contract Value at the time of initiation of the program is at least $15,000, you may elect in writing to take systematic Withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual or annual basis. You may provide specific instructions as to how the systematic Withdrawals are to be taken, but the Withdrawals must be taken first from the Subaccounts and may only be taken from the unloaned portion of the Fixed Account to the extent that the Contract Value in the Variable Account is insufficient to accomplish the Withdrawal. Moreover, Withdrawals may only be taken from the Guaranteed Accounts to the extent that the Contract Value in the Variable Account and the Fixed Account is insufficient to accomplish the Withdrawal. If you have not provided specific instructions or if specific instructions cannot be carried out, we process the Withdrawals by taking Accumulation Units from all of the Subaccounts in which you have an interest and the unloaned portion of the Fixed Account on a pro rata basis; Contract Value will not be taken from the Guaranteed Accounts unless there is not sufficient Contract Value in the Variable Account and the Fixed Account to accomplish the Withdrawal. Each systematic Withdrawal is subject to federal income taxes. In addition, a 10% federal penalty tax may be assessed on systematic Withdrawals if you are under age 59 1/2. If you direct, we will withhold federal income taxes from each systematic Withdrawal. You may elect to have your systematic withdrawal payment electronically transferred to your checking or savings account by submitting the appropriate paperwork deemed by us to be in good order. A systematic Withdrawal program terminates automatically when a systematic Withdrawal would cause the remaining Cash Surrender Value to be $3,500 or less (or, in the case of Contracts issued prior to November 1, 2003, if a systematic Withdrawal would cause the Contract Value to be $3500 or less). If this happens, then the systematic Withdrawal transaction causing the Cash Surrender Value to fall below $3500 will not be processed. You may discontinue systematic Withdrawals at any time by notifying us in writing.

      A CDSC may apply to systematic Withdrawals in accordance with the considerations set forth in "Contingent Deferred Sales Charge", above. If you withdraw amounts pursuant to a systematic Withdrawal program, then, in most states, you may withdraw in each Contract Year after the first Contract Year without a CDSC an amount up to 15% of the Contract Value as of the most recent Contract Anniversary (a 10% CDSC-free Withdrawal provision applies in New Jersey and Washington - see "Contingent Deferred Sales Charge," above). Both Withdrawals you request and Withdrawals pursuant to a systematic Withdrawal program will count toward the limit of the amount that may be withdrawn in any Contract Year free of the CDSC. In addition, any amount withdrawn in order to meet minimum Distribution requirements under the Code shall be free of CDSC.

         Limited systematic Withdrawals are also available in the first Contract Year (but after 30 days from issue). These systematic Withdrawals are limited to monthly systematic Withdrawal programs only. The maximum aggregate amount for the remaining months of the first Contract Year is the annual amount that may be withdrawn in Contract Years after the first Contract Year free of a CDSC (i.e., either 15% or 10% of the Contract Value, depending on the state). These systematic Withdrawals will not be subject to a CDSC. The other rules for systematic Withdrawals made after the first Contract Year, including the $15,000 minimum Contract Value, minimum $100 payment, and allocation rules, will apply to these systematic Withdrawals.

CONTRACT RIGHTS UNDER CERTAIN PLANS

      Contracts may be purchased in connection with a plan sponsored by an employer. In such cases, all rights under the Contract rest with the Owner, which may be the employer or other obligor under the plan, and benefits available to participants under the plan are governed solely by the provisions of the plan. Accordingly, some of the options and elections under the Contract may not be available to participants under the provisions of the plan. In such cases, participants should contact their employers for information regarding the specifics of the plan.


                                THE FIXED ACCOUNT

         Net Premium Payments under the Fixed Account portion of the Contract and transfers to the Fixed Account portion are part of our general account, which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the general account, including the Guaranteed Accounts discussed below, are not registered under the Securities Act of 1933 ("Securities Act"), nor is the general account registered as an investment company under the Investment Company Act. Accordingly, neither the general account nor any interest therein are generally subject to the provisions of the Securities Act or Investment Company Act, and we have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus which relate to the guaranteed interest portion. Disclosures regarding the Fixed Account, the Guaranteed Accounts, and the general account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

         Our general account is made up of all our general assets, other than those in the Variable Account and any other segregated asset account. Fixed Account Net Premium Payments will be allocated to the Fixed Account by election of the Owner at the time of purchase or by a later change in allocation of Net Premium Payments. We will invest the assets of the Fixed Account and the Guaranteed Accounts in those assets we choose and allowed by applicable law.

MINIMUM GUARANTEED AND CURRENT INTEREST RATES


         The Contract Value held in the Fixed Account which is not held in a Collateral Fixed Account is guaranteed to accumulate at a minimum effective annual interest rate which may vary from time to time, but which will be fixed at the issue of a Contract and will not vary over the life of the Contract, and will be at least the minimum effective interest rate required by your state's law.. For Contracts issued before November 1, 2003, the minimum guaranteed effective annual interest rate is 3.0%. We may credit the Contract Value in the unloaned portion of the Fixed Account with current rates in excess of the minimum guarantee but we are not obligated to do so. We have no specific formula for determining current interest rates. Since we, in our sole discretion, anticipate changing the current interest rate from time to time, allocations to the Fixed Account made at different times are likely to be credited with different current interest rates. We declare an interest rate each month to apply to amounts allocated or transferred to the Fixed Account in that month. The rate declared on such amounts remains in effect for twelve months. In general, National Life expects to set the interest rates applicable to Contract

Value held in the Fixed Account at rates which permit National Life to earn a profit on the investment of the funds. At the end of the 12-month period, we reserve the right to declare a new current interest rate on such amounts and accrued interest thereon (which may be a different current interest rate than the current interest rate on new allocations to the Fixed Account on that date). We determine any interest credited on the amounts in the Fixed Account in excess of the minimum guaranteed rate in our discretion. You assume the risk that interest credited may not exceed the guaranteed minimum rate. Amounts allocated to the Fixed Account do not share in the investment performance of our general account or any portion thereof.


         Amounts deducted from the unloaned portion of the Fixed Account for the charge for the optional Enhanced Death Benefit Rider, the Annual Contract Fee or transfers to the Variable Account are, for the purpose of crediting interest, accounted for on a last in, first out basis. Amounts deducted from the unloaned portion of the Fixed Account for Withdrawals are accounted for on a first in, first out basis for such purpose.

         National Life reserves the right to change the method of crediting interest from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest below the applicable minimum rate or shorten the period for which the interest rate applies to less than 12 months.


        For Contracts purchased in the State of Washington, no Premium Payments or Contract Value may be allocated to the Fixed Account.

ENHANCED FIXED ACCOUNT

        During special promotional periods (the "offer period"), we may make available to the Contracts a special Fixed Account Option, called the "Enhanced Fixed Account". The Enhanced Fixed Account, when available, allows you to move value into the Variable Account on a gradual and systematic basis, while earning interest at a higher fixed rate that that otherwise offered on the Fixed Account on your value while it awaits transfer into the Variable Account. You should keep in mind that the interest rate applicable to the Enhanced Fixed Account applies only for a specified period of time and to a principal balance in the Enhanced Fixed Account which declines over time as funds are moved into the Variable Account.

        During an offer period (which will be from time to time at our discretion), the Enhanced Fixed Account will be available to new and existing Contract Owners who make a one-time new Premium Payment of at least a minimum dollar amount we specify at the time of the offer. Contract Value in the Enhanced Fixed Account will accumulate at an effective annual interest rate in excess of the current rates then being credited to Contract Value in the Fixed Account. We will declare the interest rate for the Enhanced Fixed Account at the time of the offer in our discretion, and this interest rate will apply for the entire offer period. When we set an offer period, we will announce all the terms of the Enhanced Fixed Account, and post this information on our web site at www.nationallife.com.

         We may make more than one offer with respect to an Enhanced Fixed Account at the same time. If we do, we will reserve the right to allow you to participate in only one such offer at a time. In that case, once you have transferred all Contract Value out of the Enhanced Fixed Account under the terms of a given offer, you may participate in subsequent offers subject to the preceding condition and subject to any qualifying rules of any subsequent offers. Any Contract Value in the Enhanced Fixed Account accepted under one offer may not be transferred to any subsequent or concurrent offer. Offer availability and interest rates are determined solely by the date of receipt of the eligible new Premium Payment in our Home Office.

        We will require that the Contract Value in the Enhanced Fixed Account be systematically transferred on a monthly basis from the Enhanced Fixed Account to the Subaccounts. The required monthly transfer amount will be a percentage of the Premium Payment allocated to the Enhanced Fixed Account. We will declare this percentage at the time of the offer, in our discretion. Each month on the Monthly Contract Date, the monthly transfer amount will be transferred from the Enhanced Fixed Account to the Subaccounts and in the percentage amounts selected by the Owner (other than the Money Market Subaccount), until the Contract Value in the Enhanced Fixed Account is exhausted.

        The Enhanced Fixed Account will be part of the Fixed Account described above.

        Transfers into the Enhanced Fixed Account will not be allowed. The Owner may transfer Contract Value out of the Enhanced Fixed Account at any time, by making a transfer request. If the entire Contract Value in the Enhanced Fixed Account is transferred out, the program ends. If less than the entire Contract Value in the Enhanced Fixed Account is transferred out, the scheduled monthly transfers will continue until the Enhanced Fixed Account is exhausted.

        The Owner may terminate participation in the Enhanced Fixed Account at any time by notifying National Life at its Home Office. This will result in all value in the Enhanced Fixed Account being transferred in accordance with the Owner's then-current premium allocation.


        Withdrawals from the Enhanced Fixed Account will be allowed, in the same manner as for other Withdrawals, but will be subject to any applicable CDSC.


         Guaranteed Accounts, as described below, are not available for the systematic transfers out of the Enhanced Fixed Account.

        This program is not available simultaneously with Dollar Cost Averaging or Portfolio Rebalancing, but is available with Systematic Withdrawals. Also, if you elect to receive benefits under an Accelerated Benefits Rider while you have Contract Value in the Enhanced Fixed Account, your Contract Value in the Enhanced Fixed Account will immediately be transferred to the Money Market Subaccount.

        During the offer period we may permit, in our discretion, additional Premium Payments on the same Contract to be allocated to the Enhanced Fixed Account. If we do so, we will add a declared percentage of the new Premium Payment to the original monthly transfer amount, the same instructions for allocating to the Subaccounts will apply, and the program will continue to operate until the Contract Value in the Enhanced Fixed Account is exhausted.

        We may need to refund Premium Payments intended for the Enhanced Fixed Account if they are less than the minimum required, if they are received after the end of the offer period, or if, for any other reason, the written instructions of the Owner cannot be carried out. We may hold these Premium Payments for up to 20 days before refunding them. Any amounts refunded will be credited with interest at 5%. The Enhanced Fixed Account will not be available in the State of Washington.


                             THE GUARANTEED ACCOUNTS


        Contract Owners may also allocate Net Premium Payments and/or Contract Value to one or more Guaranteed Accounts. These Guaranteed Accounts guarantee a specified interest rate for the entire period of an investment, if the Contract Value remains in the Guaranteed Account for the specified period of time. Guaranteed Accounts are currently available for 7 and 10 year periods.


         Like the Fixed Account described above, Net Premium Payments under any Guaranteed Account and transfers to any Guaranteed Account are part of National Life's general account, which supports its insurance and annuity obligations.

INVESTMENTS IN THE GUARANTEED ACCOUNTS


         You may invest in a Guaranteed Account by allocating Net Premium Payments to the Guaranteed Account of the desired 7, or 10 year period, either on the application or by a later change in Net Premium Payment allocation. You may also transfer Contract Value from the Variable Account to a Guaranteed Account with the desired 7 or 10 year period by making a written transfer request, or by telephone if the telephone transaction privilege applies. Transfers from the Fixed Account to a Guaranteed Account are permitted only to the same extent described under "Transfers" above for transfers from the Fixed Account to the Variable Account.

         All deposits into a Guaranteed Account are subject to a $500 minimum. If such an allocation would result in a deposit to a Guaranteed Account of less than $500, such Net Premium Payments will be allocated instead to the Money Market Subaccount.

         You may not invest in a Guaranteed Account where the end of the guarantee period for such Guaranteed Account is later than your Contract's Maturity Date.

         Interest at a specified rate will be guaranteed to be credited to all Contract Value in a particular Guaranteed Account for the entire specified period, if the Contract Value remains in that Guaranteed Account for the entire specified period. We expect to change the specified rates for new investments in Guaranteed Accounts from time to time based on returns then available to us for the specified periods, but such changes will not affect the rates guaranteed on previously invested Contract Value. We expect to set the rates for the Guaranteed Accounts such that we will earn a profit on the investment of the funds. If you surrender your Contract or withdraw or transfer Contract Value out of the Guaranteed Account prior to the end of the specified period, a variable adjustment referred to in this Prospectus as a "market value adjustment" will be applied to such Contract Value before the surrender, Withdrawal or transfer. This market value adjustment is described in detail below.

         Currently there is no charge, apart from any market value adjustment as referred to above, for transfers into or out of a Guaranteed Account. However, although we have no present intention to impose a transfer charge in the foreseeable future, we reserve the right to impose in the future a transfer charge of $25 on each transfer in excess of twelve transfers in any Contract Year. Transfers into and out of a Guaranteed Account, other than at the termination of a Guaranteed Account, would count toward such limits.



         We may at any time change the number and/or duration of Guaranteed Accounts we offer. Any such changes will not affect existing allocations to Guaranteed Accounts at the time of the change.

TERMINATION OF A GUARANTEED ACCOUNT


         The termination date for a particular Guaranteed Account will be the anniversary of the date Contract Value is credited to the Guaranteed Account. For example, if Contract Value is transferred to a 7 year Guaranteed Account on May 1, 2004, the termination date for this Guaranteed Account is May 1, 2011, or the next following Valuation Day if May 1, 2011 is not a Valuation Day.


         We will notify you in writing of the termination of your Guaranteed Account. Such notification will normally be mailed approximately 45 days prior to the termination date for the Guaranteed Account. During the 30 day period prior to the termination date (the "30 day window"), you may provide instructions to reinvest the Contract Value in the Guaranteed Account, either as of the date we receive your instructions, or the termination date (or the next Valuation Day, if the date we receive your instructions or the termination date is not a Valuation Day), in any of the Subaccounts of the Variable Account, in the Fixed Account, or in any Guaranteed Account that we may be offering at that time. No market value adjustment will apply to any such reinvestment made as the result of instructions received during the 30 day window. In the event that you do not provide instructions during the 30 day window as to how to reinvest the Contract Value in a Guaranteed Account, we will, on the termination date, or the next following Valuation Day if the termination date is not a Valuation Day, transfer the Contract Value in the Guaranteed Account to the Money Market Subaccount of the Variable Account. No market value adjustment will be applied to this transfer. You will then be able to transfer the Contract Value from the Money Market Subaccount to any other available investment option whenever you like.

MARKET VALUE ADJUSTMENT

         Contract Value allocated to a Guaranteed Account is not restricted from being surrendered, withdrawn, transferred or annuitized prior to the termination date of the Guaranteed Account. However, a market value adjustment will be applied to a surrender of your Contract or any such Contract Value withdrawn or transferred (we refer to a surrender, Withdrawal or transfer before the 30 day window as an "MVA Withdrawal") from the Guaranteed Account prior to the 30 day window before its termination date.

         We will apply the market value adjustment before we deduct any applicable CDSC or taxes. A market value adjustment will apply to Withdrawals from a Guaranteed Account prior to the 30 day window before its termination date even if a waiver of the CDSC applies to such a Withdrawal.

         A market value adjustment reflects the change in current interest rates since we established a Guaranteed Account. The market value adjustment may be positive or negative. Adjustments may be limited in amount, as described in more detail below.


         Generally, if at the time of your MVA Withdrawal the applicable index interest rate for maturities equal to the time remaining before the termination date of your Guaranteed Account are higher than the applicable index interest rate for maturities equal to the period of your Guaranteed Account at the time of your investment in the Guaranteed Account, then the market value adjustment will result in a reduction of your Contract Value. If the opposite is true at the time of your MVA Withdrawal, then the market value adjustment will result in an increase in your Contract Value. However, the market value adjustment is limited so that the amount available for MVA Withdrawal, before any CDSC, will never be less than the amount of the initial deposit, less any Withdrawals, plus interest at the Contract's minimum guaranteed interest rate For Contracts issued on or after November 1, 2003, this minimum guaranteed interest rate may vary based on your state law and on prevailing interest rates, but will be set at the time of issue of the Contract and, once set, will not vary over the life of the Contract. For Contracts issued prior to November 1, 2003, however, the market value adjustment is limited so that the amount available for MVA Withdrawal, before any CDSC, will never be less than the amount of the initial deposit, less any Withdrawals, plus interest at 3.0% per annum.


         We compute the amount of a market value adjustment as the lesser of (1) and (2) below. The market value adjustment will be positive if (1) below is positive. It will be negative if (1) below is negative.

     (1) the absolute value of the Contract Value subject to the market value adjustment times:

                  ((1+i)/(1+j+c))n/12 - 1
      where


i = the interest rate from the U.S. Treasury Constant Maturities as found in the Federal Reserve Statistical Release H.15 available at the time of the initial deposit for the Guaranteed Account duration. n = the number of whole months until the termination date of the Guaranteed Account j = the current interest rate from the U.S. Treasury Constant Maturities as found in the Federal Reserve Statistical Release H.15 available for a period of length n/12, rounded down to the next whole year. If there is no interest rate for the maturity needed to calculate i or j, we will use straight line interpolation between the interest rate for the next highest and next lowest maturities to determine that interest rate. If the maturity is less than one year, we will use the index rate for a one-year maturity.
c = a constant, .0025 in most jurisdictions.
      or
      (2) the amount initially deposited into the Guaranteed Account times:

         ((1+k)d/365 - (1 + g)d/365) - the sum of all
                                           [TRANSFERT((1+k)e/365 -(1 + g)e/365)]



      where


k = the interest rate guaranteed for the guaranteed period.
d = (365 times the number of complete years since the initial deposit into the Guaranteed Account) plus the number of days since the last anniversary of such initial deposit (or the initial deposit date if less than one year has elapsed since the initial deposit) to the current date.
TRANSFERT = a transfer from the Guaranteed Account on day T.
e = (365 times the number of complete years since T to the current transfer date) plus the number of days from the last anniversary of T (or the days since T if less than one year has elapsed).
g= your Contract's guaranteed minimum interest rate.

    If you have made more than one deposit into a Guaranteed Account, and you do not instruct us otherwise, we will treat Withdrawals and transfers as coming from such Guaranteed Accounts on a pro rata basis, and within Guaranteed Accounts with the same initial guarantee period, on a first-in-first-out basis; that is, Contract Value with the earliest date of deposit into a Guaranteed Account will be withdrawn or transferred prior to Contract Value with later dates of deposit into such Guaranteed Account.

    A market value adjustment will be applied to Funds transferred from a Guaranteed Account to collateralize a loan, whether for the initial loan or for loan interest.

We will not apply a market value adjustment to:
     -    any MVA Withdrawal during the 30 day window
     -    Death Benefit proceeds
     -    your Contract on its Maturity Date; or
     - any deduction from a Guaranteed Account made to cover the Annual Contract Fee or Rider Charges.

EXAMPLES


Example #1:

     Original Deposit:  $10,000
     Original Deposit Date:  May 1, 2004
     The $10,000 is placed in the seven-year Guaranteed Account. The guaranteed interest rate is 3.5%.

     On May 1, 2006, the Owner wishes to transfer the full amount from the seven-year Guaranteed Account. The i rate as of May 1, 2004 for seven year periods was 3.15%. The j rate available for five year periods on May 1, 2006 is 2.75%. The contract's minimum guaranteed interest rate is 1.5%. There are 60 months remaining in the original guaranteed period. The Contract Value in this Guaranteed Account on May 1, 2006 is $10,712.25. (10,000 x 1.0352).

     The first part of the market value adjustment formula gives:

     $10,712.25 x(((1+0.0315)/(1+0.0275+.0025))60/12 - 1) = $78.23.

     The second part of the market value adjustment formula gives:

     $10,000 x ((1 + 0.035)730/365 - (1 + 0.015)730/365) = $410.00

     The amount of the market value adjustment is the lesser of the absolute value of the first part, $78.23, and of the second part, $410.00. Since the result of the first part is positive, the market value adjustment is an increase in Contract Value.

     The amount of the transfer will be $10,712.25 + 78.23 = $10,790.48.


EXAMPLE #2

     Original Deposit:  $10,000
     Original Deposit Date:  May 1, 2004
     The $10,000 is placed in the seven-year Guaranteed Account. The guaranteed interest rate is 3.5%.

     On May 1, 2006, the Owner wishes to transfer the full amount from the seven-year guaranteed account. The i rate as of May 1, 2004 for seven year periods was 3.15%. The j rate available for five year periods on May 1, 2006 is 3.75%. The contract's minimum guaranteed interest rate is 1.5%. There are 60 months remaining in the original guaranteed period. The Contract Value in this Guaranteed Account on May 1, 2006 is $10,712.25. (10,000 x 1.0352).

     The first part of the market value adjustment formula gives:

     $10,712.25 x (((1+0.0315)/(1+0.0375+.0025))60/12 - 1) = -$430.66.

     The second part of the market value adjustment formula gives:

     $10,000 x (( 1 + 0.035 )730/365 - ( 1 + 0.015 )730/365 ) = $410.00

     The amount of the market value adjustment is the lesser of the absolute value of the first part, $430.66, and of the second part, $410.00. Since the result of the first part is negative, the market value adjustment is a reduction in Contract Value.

     The amount of the transfer will be $10.712.25 - $410.00 = $10,302.25.

     Note that the amount $10,302.25 is $10,000 accumulated for two years at 1.5%. In this example, the market value adjustment was restricted to the amount of interest earned by the Guaranteed Account in excess of 1.5%. Had the market value adjustment been positive in this example, it still would have been restricted to $410.00.


OTHER MATTERS RELEVANT TO THE GUARANTEED ACCOUNTS

         If you have Contract Value allocated to a Guaranteed Account when you or a Joint Owner dies, no market value adjustment will be applied to such Contract Value before the Death Benefit is paid.


         If you own a section 403(B) Tax-Sheltered Annuity Contract on which loans are available, and you need to borrow Contract Value, you must transfer all Contract Value allocated to a Guaranteed Account to a Subaccount of the Variable Account or to the Fixed Account prior to the processing of the loan. A market value adjustment will apply to such transfer. We will allocate loan repayments to the Subaccounts of the Variable Account and to the unloaned portion of the Fixed Account according to your premium allocation percentages in effect at the time of the repayment. While a loan is outstanding, premiums may not be allocated to, and transfers may not be made to, the Guaranteed Accounts.

         The Guaranteed Accounts are not available in the states of Washington and Oregon. In Texas, only Contracts issued after April 8, 2002 are eligible to invest in the Guaranteed Accounts.


PRESERVER PLUS PROGRAM

         Under this program, you may place a portion of a Net Premium Payment into a 7 year or 10 year Guaranteed Account that will grow with guaranteed interest to 100% of that Net Premium Payment. We will calculate the portion of the Net Premium Payment needed to accumulate over the chosen guarantee period to 100% of the Net Premium Payment. The balance of the Net Premium Payment may be allocated to the Subaccounts of the Variable Account, the Fixed Account, or other Guaranteed Accounts in any manner you desire, subject to our normal allocation rules.

         Amounts allocated to a Guaranteed Account under this program will not equal the original Net Premium Payment if any transfer or Withdrawal is made from the Guaranteed Account prior to the end of the guarantee period.

                      OPTIONAL ENHANCED DEATH BENEFIT RIDER


         You may choose to include the Enhanced Death Benefit Rider in your Contract. The Rider is subject to the restrictions and limitations set forth in it. Election of this optional benefit involves an additional cost. This Rider is not available in Texas. If you elected the Enhanced Death Benefit Rider, then the following enhanced death benefit will be payable to the Beneficiary if you (or the Annuitant if the Owner is not a natural person) die prior to the Contract Anniversary on which you are age 81on an age on nearest birthday basis ( or in the case of Joint Owners, if the first of the Joint Owners to die dies prior to the Contract Anniversary on which the oldest of the Joint Owners is age 81 on an age nearest birthday basis), and prior to annuitization. The Enhanced Death Benefit will equal the highest of:

     (a)  the basic Death Benefit as described above; and

     (b) the largest Contract Value as of any prior Contract Anniversary after the Enhanced Death Benefit Rider was applicable to the Contract, plus Net Premium Payments, minus any Withdrawals (including any CDSC deducted in connection with such Withdrawals), and minus any loan taken and accrued interest thereon, in each case since such Contract Anniversary.

         We calculate this as of the date we receive due proof of death. Any applicable premium tax charge payable on your death will be applied to reduce the value of the determined enhanced death benefit (see "Premium Taxes, above).

         If you (or the Annuitant if the Owner is not a natural person) die on or after the Contract Anniversary on which you are age 81 on an age on nearest birthday basis (or in the case of Joint Owners, if the first of the Joint Owners to die dies on or after the Contract Anniversary on which the oldest of the Joint Owners is age 81 on an age nearest birthday basis), or after annuitization, the death benefit will not be enhanced and will be an amount equal to Contract Value, less any applicable premium tax charge.

         The Enhanced Death Benefit Rider is available at issue if the Owner (or the Annuitant if the Owner is not a natural person, or the oldest of Joint Owners) is age 75 or younger, on an age on nearest birthday basis on the Date of Issue of the Contract. It is available after issue if the Owner (or the Annuitant if the Owner is not a natural person, or the oldest of Joint Owners) is age 75 or younger, on an age on nearest birthday basis on the Contract Anniversary on which the Rider is being added, and only on a Contract Anniversary and only if at the time of the Rider is requested the Contract Value is greater than the total of all Net Premium Payments less all Withdrawals, and any outstanding loan on the Contract and accrued interest on such loan.

         The annual charge for this Rider is 0.20% of Contract Value. After the Contract Anniversary on which you (or the Annuitant, if the Owner is not a natural person) are age 80 on an age on nearest birthday basis (or in the case of Joint Owners, after the Contract Anniversary in which the oldest Joint owner is age 80 on an age on nearest birthday basis), we discontinue the charge. See "Charge for Optional Enhanced Death Benefit Rider", above.

         It is possible that the Internal Revenue Service may take a position that rider charges are deemed to be taxable distributions to you. Although we do not believe that a rider charge under the Contract should be treated as taxable withdrawal, you should consult your tax advisor prior to selecting any rider or endorsement under the Contract.

         We distribute the Enhanced Death Benefit in the same manner as the normal Death Benefit. See "Death of Owner", above.


                       OPTIONAL ACCELERATED BENEFIT RIDERS

         If the Contract has been in force for at least five years, the Accelerated Benefit Riders provide accelerated Death Benefits prior to the death of the covered person in certain circumstances where a terminal illness or chronic illness creates a need for access to the Death Benefit. The terminal illness or chronic illness must have begun while the Contract was in force. Benefits accelerated under these Riders are discounted for interest and mortality. Once benefits have been accelerated, the Contract terminates. There is no cost for these Riders. They can be included in the Contract at issue, or they can be added after issue, for a covered person at the time of Contract issue whose age, on an age on nearest birthday basis, is 0-75.

         The covered person is the Owner, unless the Owner is not a person, in which case the covered person is the Annuitant. If there are Joint Owners, then each are considered covered persons. If the covered person changes, then the Contract is not eligible for acceleration until the Contract has been in force five years from the date of the change.

         These Riders may not be available in all states and its terms may vary by state. These Riders will not be available in New York, Texas, Virginia and Washington. As of the date of this Prospectus, California, Oregon and Pennsylvania have not yet approved these Riders. Connecticut, Kansas, Louisiana, Minnesota, New Jersey, South Carolina and Utah only allow the terminal illness portion of the Riders.

         Any amount received under an Accelerated Benefits Rider should be taxed in the same manner as a surrender of the Contract. See "Federal Income Tax Considerations", below.



                        FEDERAL INCOME TAX CONSIDERATIONS

         The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws.

         If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a QUALIFIED Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a NON-QUALIFIED Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Because the tax benefits of annuity contracts may not be needed in the context of Qualified Contracts, you generally should not buy a Qualified Contract for the purpose of obtaining tax deferral.

TAXATION OF NON-QUALIFIED CONTRACTS

         NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

         The following discussion generally applies to Contracts owned by natural persons.

         WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. There is no guidance on the proper tax treatment of market value adjustment and it is possible that a positive market value adjustment at the time of a Withdrawal from a Guaranteed Account may be treated as part of the Contract Value immediately prior to the distribution. A tax advisor should be consulted on this issue. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

         PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

     --   made on or after the taxpayer reaches age 59 1/2

     --   made on or after the death of an Owner;

     --   attributable to the taxpayer's becoming disabled; or

     -- made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

         ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

         TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

         TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant or payee who is not an Owner, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, designation or exchange, should consult a tax advisor as to the tax consequences.

         WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

         MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

         The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

         INDIVIDUAL RETIREMENT ACCOUNTS (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions up to a maximum amount specified in the Code. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. The Internal Revenue Service has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional Enhanced Death Benefit provision in the Contract comports with IRA qualification requirements.

         SIMPLE IRAS permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to a maximum amount specified in the Code. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

         ROTH IRAS, as described in Code section 408A, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

         CORPORATE PENSION AND PROFIT-SHARING PLANS under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract includes an Enhanced Death Benefit that in some cases may exceed the greater of the premium payments or the account value. The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the Death Benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

         TAX SHELTERED ANNUITIES under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. The Contract includes an Enhanced Death Benefit that in some cases may exceed the greater of the premium payments or the account value. The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity. Because the Death Benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

         SECTION 457 PLANS, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment for his or her deferred compensation account. For non-governmental Section 457 plans, all such investments are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

         OTHER TAX ISSUES. Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

         Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not have tax withheld from distributions.

         "Eligible rollover distributions" from section 401(a) plans, Section 403(a) annuities, and Section 403(b) plans, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to non-taxable distributions if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan, Section 403(b) plan, IRA or to a governmental section 457 plan that agrees to separately account for rollover contributions.

POSSIBLE TAX LAW CHANGES

         Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

         We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

         For additional information relating to the tax status of the Contract, see the Statement of Additional Information.


                                GENDER NEUTRALITY

         In 1983, the United States Supreme Court held that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964 vary between men and women on the basis of sex. The Court applied its decision to benefits derived from contributions made on or after August 1, 1983. Lower federal courts have since held that the Title VII prohibition of sex-distinct benefits may apply at an earlier date. In addition, some states prohibit using sex-distinct mortality tables.

         The Contract uses sex-distinct actuarial tables, unless state law requires the use of sex-neutral actuarial tables. As a result, the Contract generally provides different benefits to men and women of the same age. Employers and employee organizations which may consider buying Contracts in connection with any employment-related insurance or benefits program should consult their legal advisors to determine whether the Contract is appropriate for this purpose.


                                  VOTING RIGHTS

         Voting rights under the Contracts apply only with respect to Net Premium Payments or accumulated amounts allocated to the Variable Account.

         In accordance with our view of present applicable law, we vote the shares of the Funds held in the Variable Account at regular and special meetings of the shareholders of the Funds. These shares are voted in accordance with instructions received from you if you have an interest in the Variable Account. If the Investment Company Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the Funds in our own right, we may elect to do so.

         The person having the voting interest under a Contract is the Owner. The number of Fund shares attributable to each Owner is determined by dividing the Owner's interest in each Subaccount by the net asset value of the Fund corresponding to the Subaccount.

         We determine the number of shares which a person has the right to vote on a date we choose not more than 90 days prior to the meeting of the Fund. We solicit voting instructions by written communication at least 21 days prior to such meeting.

         We vote Fund shares held in the Variable Account as to which no timely instructions are received in the same proportions as the voting instructions we receive with respect to all contracts participating in the Variable Account.

         Each person having a voting interest will receive periodic reports relating to the Funds, proxy material and a form with which to give such voting instructions.


                           CHANGES TO VARIABLE ACCOUNT

         We reserve the right to create one or more new separate accounts, combine or substitute separate accounts, or to add new investment Funds for use in the Contracts at any time. In addition, if the shares of the Funds described in this Prospectus should no longer be available for investment by the Variable Account or, if in our judgment further investment in such Fund shares should become inappropriate, we may eliminate Subaccounts, combine two or more Subaccounts or substitute one or more Funds for other Fund shares already purchased or to be purchased in the future under the Contract. The other Funds may have higher fees and charges than the ones they replaced, and not all Funds may be available to all classes of Contracts. No substitution of securities in the Variable Account may take place without prior approval of the Securities and Exchange Commission and under such requirements as it may impose. We may also operate the Variable Account as a management investment company under the Investment Company Act, deregister the Variable Account under the Investment Company Act (if such registration is no longer required), transfer all or part of the assets of the Variable Account to another separate account or to the Fixed Account (subject to obtaining all necessary regulatory approvals), and make any other changes reasonably necessary under the Investment Company Act or applicable state law.

                          DISTRIBUTION OF THE CONTRACTS


         The principal underwriter for the contracts is ESI, which is an SEC-registered broker-dealer firm and is a member of the National Association of Securities Dealers, Inc. More information about ESI and its registered persons available at http://www.nasdr.com or by calling 1-800-289-9999. You can also obtain an investor brochure from NASDR Regulation describing its Public Disclosure Program. ESI is a wholly-owned subsidiary of National Life. It distributes a full line of securities products, including mutual funds, unit investment trusts, and variable insurance contracts, and provides individual securities brokerage services. You may also purchase a Contract from another broker-dealer which has a selling agreement with ESI. The maximum dealer concession payable for selling the Contracts will generally be 6.5%; however, during certain promotional periods the dealer concession may vary. These promotional periods will be determined by National Life and the maximum dealer concession paid during these periods will not exceed 7.0%. We will pay the dealer concession, at the election of the registered representative, either as a percentage of the Premium Payment at the time it is paid, as a percentage of Contract Value over time, or a combination of both. Registered representatives of ESI may also be eligible for bonuses, fringe benefits, financing arrangements, conferences, trips, prizes and awards. From time to time we may also offer specific sales incentives to selling dealers and registered representatives. These incentives may take the form of cash bonuses for reaching certain sales levels or for attaining a high ranking among registered representatives based on sales levels. These incentive programs may also include sales of National Life's or their affiliates' other products. To the extent, if any, that such bonuses are attributable to the sale of variable products, including the Contracts, such bonuses will be paid through the agent's broker-dealer.





                              FINANCIAL STATEMENTS

        National Life's financial statements as of and for the years ended December 31, 2003 and 2002, which are included in the Statement of Additional Information, should be considered only as bearing on National Life's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                             STATEMENTS AND REPORTS

         National Life will mail to Owners, at their last known address of record, any statements and reports required by applicable laws or regulations. Owners should therefore give National Life prompt notice of any address change. National Life will send a confirmation statement to Owners each time a transaction is made affecting the Owner's Variable Account Contract Value, such as making additional Premium Payments, transfers, exchanges or Withdrawals. Quarterly statements are also mailed detailing the Contract activity during the calendar quarter. Instead of receiving an immediate confirmation of transactions made pursuant to some types of periodic payment plans (such as a dollar cost averaging program) or salary reduction arrangement, the Owner may receive confirmation of such transactions in their quarterly statements. The Owner should review the information in these statements carefully. All errors or corrections must be reported to National Life immediately to assure proper crediting to the Owner's Contract. National Life will assume all transactions are accurately reported on quarterly statements or confirmation statements unless the Owner notifies National Life otherwise within 30 days after receipt of the statement.


                                 OWNER INQUIRIES

         Owner inquiries may be directed to National Life Insurance Company by writing to us at National Life Drive, Montpelier, Vermont 05604, or calling 1-800-537-7003.


                                LEGAL PROCEEDINGS

                  The Company, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the Company cannot predict the outcome of any litigation with certainty, the Company believes that at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on it or the Variable Account. ESI is not engaged in any litigation of any material nature.

                                    GLOSSARY

ACCUMULATION UNIT - An accounting unit of measure used to calculate the Variable Account Contract Value prior to the Annuitization Date.

ANNUITANT - A person named in the Contract who is expected to become, at Annuitization, the person upon whose continuation of life any annuity payments involving life contingencies depends. Unless the Owner is a different individual who is age 85 or younger, this person must be age 85 or younger at the time of Contract issuance unless National Life has approved a request for an Annuitant of greater age. The Owner may change the Annuitant prior to the Annuitization Date, as set forth in the Contract.

ANNUITIZATION - The period during which annuity payments are received.

ANNUITIZATION DATE - The date on which annuity payments commence.

ANNUITY PAYMENT OPTION - The chosen form of annuity payments. Several options are available under the Contract.

ANNUITY UNIT - An accounting unit of measure used to calculate the value of Variable Annuity payments.

BENEFICIARY - The Beneficiary is the person designated to receive certain benefits under the Contract upon the death of the Owner or Annuitant prior to the Annuitization Date. The Beneficiary can be changed by the Owner as set forth in the Contract.

CASH SURRENDER VALUE - An amount equal to Contract Value, minus any applicable Contingent Deferred Sales Charge, minus any applicable premium tax charge.

CHOSEN HUMAN BEING - An individual named at the time of Annuitization upon whose continuance of life any annuity payments involving life contingencies depends.

CODE - The Internal Revenue Code of 1986, as amended.

COLLATERAL FIXED ACCOUNT - The portion of the Fixed Account which holds value that secures a loan on the Contract.

CONTRACT ANNIVERSARY - An anniversary of the Date of Issue of the Contract.

CONTRACT VALUE - The sum of the value of all Variable Account Accumulation Units attributable to the Contract, plus any amount held under the Contract in the Fixed Account, plus any amounts held in the Guaranteed Accounts, and minus any outstanding loan and accrued interest on such loans.

CONTRACT YEAR - Each year the Contract remains in force commencing with the Date of Issue.

DATE OF ISSUE - The date shown as the Date of Issue on the Data Page of the Contract.

DEATH BENEFIT - The benefit payable to the Beneficiary upon the death of the Owner or the Annuitant.

DISTRIBUTION - Any payment of part or all of the Contract Value.

FIXED ACCOUNT - The Fixed Account is part of National Life's general account and Guaranteed Accounts. made up of all assets of National Life other than those in the Variable Account or any other segregated asset account of National Life.

FIXED ANNUITY - An annuity providing for payments which are guaranteed by National Life as to dollar amount during Annuitization.

FUND - A registered management investment company in which the assets of a Subaccount of the Variable Account will be invested.

GUARANTEED ACCOUNT - A Guaranteed Account is part of National Life's general account. We guarantee a specified interest rate for the entire time an investment remains in the Guaranteed Account.

INDIVIDUAL RETIREMENT ANNUITY (IRA) - An annuity which qualifies for favorable tax treatment under Section 408 of the Code.

INVESTMENT COMPANY ACT - The Investment Company Act of 1940, as amended from time to time.

JOINT OWNERS - Two or more persons who own the Contract as tenants in common or as joint tenants. If joint owners are named, references to "Owner" in this prospectus will apply to both of the Joint Owners.

MATURITY DATE - The date on which annuity payments are scheduled to commence. The Maturity Date is shown on the Data Page of the Contract, and is subject to change by the Owner, within any applicable legal limits, subject to National Life's approval.

MONTHLY CONTRACT DATE - The day in each calendar month which is the same day of the month as the Date of Issue, or the last day of any month having no such date, except that whenever the Monthly Contract Date would otherwise fall on a date other than a Valuation Day, the Monthly Contract Date will be deemed to be the next Valuation Day.

NON-QUALIFIED CONTRACT - A Contract which does not qualify for favorable tax treatment under the provisions of Sections 401 or 403(a) (Qualified Plans), 408 (IRA's), 408A (Roth IRA's), 403(b) (Tax-Sheltered Annuities), or 457 of the Code.

OWNER ("YOU") - The Owner is the person who possesses all rights under the Contract, including the right to designate and change any designations of the Owner, Annuitant, Beneficiary, Annuity Payment Option, and the Maturity Date.

PAYEE - The person who is designated at the time of Annuitization to receive the proceeds of the Contract upon Annuitization.

PREMIUM PAYMENT - A deposit of new value into the Contract. The term "Premium Payment" does not include transfers among the Variable Account, Fixed Account, and Guaranteed Accounts, or among the Subaccounts.

NET PREMIUM PAYMENTS - The total of all Premium Payments made under the Contract, less any premium tax deducted from premiums.

QUALIFIED CONTRACT - A Contract which qualifies for favorable tax treatment under the provisions of Sections 401 or 403(a) (Qualified Plans), 408 (IRA's), 408A (Roth IRA's), 403(b) (Tax-Sheltered Annuities) or 457 of the Code.

QUALIFIED PLANS - Retirement plans which receive favorable tax treatment under section 401 or 403(a) of the Code.

SUBACCOUNTS - Separate and distinct divisions of the Variable Account that purchase shares of underlying Funds. Separate Accumulation Units and Annuity Units are maintained for each Subaccount.

TAX-SHELTERED ANNUITY - An annuity which qualifies for favorable tax treatment under section 403(b) of the Code.


VALUATION DAY - Each day the New York Stock Exchange is open for business other than any day on which trading is restricted. Unless otherwise indicated, when an event occurs or a transaction is to be effected on a day that is not a Valuation Day, it will be effected on the next Valuation Day. A Valuation Day ends at the close of regular trading of the New York Stock Exchange.


VALUATION PERIOD - The time between two successive Valuation Days.

VARIABLE ACCOUNT -The National Variable Annuity Account II, a separate investment account of National Life into which Net Premium Payments under the Contracts are allocated. The Variable Account is divided into Subaccounts, each of which invests in the shares of a separate underlying Fund.

VARIABLE ANNUITY - An annuity the accumulated value of which varies with the investment experience of a separate account.

WITHDRAWAL - A payment made at the request of the Owner pursuant to the right to withdraw a portion of the Contract Value of the Contract.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION




National Life Insurance Company............................................
Additional Contract Provisions.............................................
         The Contract......................................................
         Misstatement of Age or Sex........................................
         Dividends.........................................................
         Assignment........................................................
Calculation of Yields and Total Returns....................................
         Money Market Subaccount...........................................
         Other Subaccounts.................................................
         Total Returns.....................................................
         Other Total Returns...............................................
         Effect of the Annual Contract Fee on Performance Data.............
Tax Status of the Contracts................................................
Distribution of the Contracts..............................................
Safekeeping of Account Assets..............................................
State Regulation...........................................................
Records and Reports........................................................
Legal Matters..............................................................
Experts
Other Information..........................................................
Financial Statements.......................................................
Financial Statements:......................................................F-1
    National Life Holding Company
    National Life Insurance Company
    National Variable Annuity Account II

                         NATIONAL LIFE INSURANCE COMPANY

                      NATIONAL VARIABLE ANNUITY ACCOUNT II




                  SENTINEL ADVANTAGE VARIABLE ANNUITY CONTRACT

                       STATEMENT OF ADDITIONAL INFORMATION









                                   OFFERED BY
                         NATIONAL LIFE INSURANCE COMPANY
                               NATIONAL LIFE DRIVE
                            MONTPELIER, VERMONT 05604





           This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Sentinel Advantage Variable Annuity Contract ("Contract") offered by National Life Insurance Company. You may obtain a copy of the Prospectus dated May 1, 2004 by calling 1-800-537-7003, by writing to National Life Insurance Company, One National Life Drive, Montpelier, Vermont 05604 or by accessing the SEC's website at http://www.sec.gov. Definitions of terms used in the current Prospectus for the Contract are incorporated in this Statement of Additional Information.


                   THIS STATEMENT OF ADDITIONAL INFORMATION IS
                   NOT A PROSPECTUS AND SHOULD BE READ ONLY IN
                CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.







                                Dated May 1, 2004

                                TABLE OF CONTENTS



Additional Contract Provisions................................................
         The Contract.........................................................
         Misstatement of Age or Sex...........................................
         Dividends............................................................
         Assignment...........................................................
Contractual Arrangements Between National Life and the Funds'
         Investment Advisors or Distributors  ................................
Calculation of Yields and Total Returns.......................................
         Money Market Subaccount..............................................
         Other Subaccounts....................................................
         Total Returns........................................................
         Other Total Returns..................................................
         Effect of the Annual Contract Fee on Performance Data................
Tax Status of the Contracts...................................................
Distribution of the Contracts.................................................
Safekeeping of Account Assets.................................................
State Regulation..............................................................
Records and Reports...........................................................
Legal Matters.................................................................
Experts  .....................................................................
Other Information.............................................................
Financial Statements..........................................................

                         ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT

         The entire contract is made up of the Contract and the application. The statements made in the application are deemed representations and not warranties. National Life Insurance Company ("National Life", or "we") cannot use any statement in defense of a claim or to void the Contract unless it is contained in the application and a copy of the application is attached to the Contract at issue.


MISSTATEMENT OF AGE OR SEX

         If the age or sex of the Chosen Human Being has been misstated, the amount which will be paid is that which is appropriate to the correct age and sex.

DIVIDENDS

      The Contract is participating; however, no dividends are expected to be paid on the Contract. If dividends are ever declared, they will be paid in cash.

ASSIGNMENT

         Where permitted, the Owner may assign some or all of the rights under the Contract at any time during the lifetime of the Annuitant prior to the Annuitization Date. Such assignment will take effect upon receipt and recording by National Life at its Home Office of a written notice executed by the Owner. National Life assumes no responsibility for the validity or tax consequences of any assignment. National Life shall not be liable as to any payment or other settlement made by National Life before recording of the assignment. Where necessary for the proper administration of the terms of the Contract, an assignment will not be recorded until National Life has received sufficient direction from the Owner and assignee as to the proper allocation of Contract rights under the assignment.

         Any portion of Contract Value which is pledged or assigned shall be treated as a Distribution and shall be included in gross income to the extent that the cash value exceeds the investment in the Contract for the taxable year in which assigned or pledged. In addition, any Contract Values assigned may, under certain conditions, be subject to a tax penalty equal to 10% of the amount which is included in gross income. Assignment of the entire Contract Value may cause the portion of the Contract Value which exceeds the total investment in the Contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect. Qualified Contracts are not eligible for assignment.


                 CONTRACTUAL ARRANGEMENTS BETWEEN NATIONAL LIFE
               AND THE FUNDS' INVESTMENT ADVISORS OR DISTRIBUTORS

We have entered into or may enter into agreements with Funds pursuant to which the advisor or distributor pays us a fee based upon an annual percentage of the average net asset amount we invest on behalf of the Variable Account and our other separate accounts. These percentages may differ, and we may be paid a greater percentage by some investment advisors or distributors than other advisors or distributors. These agreements reflect administrative services provided by us. National Life receives compensation from the adviser or distributor of the Funds in connection with administration, distribution, or other services provided with respect to the Fund and its availability through the Contracts. The amount of this compensation with respect to the Contracts during 2003, which is based upon the indicated percentages of assets of each Fund attributable to the Contracts, is shown below:



----------------------------------------------- ---------------------- ---------------------------------
                      Portfolios of the              % of Assets       Revenues National Life Received
                                                                                 During 2003
----------------------------------------------- ---------------------- ---------------------------------
----------------------------------------------- ---------------------- ---------------------------------
Alger American Fund                                       0.10%                        $
----------------------------------------------- ---------------------- ---------------------------------
----------------------------------------------- ---------------------- ---------------------------------
American Century Variable Portfolios, Inc.                0.25%                        $
----------------------------------------------- ---------------------- ---------------------------------
----------------------------------------------- ---------------------- ---------------------------------
Dreyfus                                                   0.20%
----------------------------------------------- ---------------------- ---------------------------------
----------------------------------------------- ---------------------- ---------------------------------
Fidelity VIP Funds                                        0.10%*                       $
----------------------------------------------- ---------------------- ---------------------------------
----------------------------------------------- ---------------------- ---------------------------------
Franklin Templeton                                        0.35%                     none**
----------------------------------------------- ---------------------- ---------------------------------
----------------------------------------------- ---------------------- ---------------------------------
INVESCO Variable Investment Funds, Inc.                   0.25%                        $
----------------------------------------------- ---------------------- ---------------------------------
----------------------------------------------- ---------------------- ---------------------------------
J.P. Morgan Series Trust II                               0.20%                        $
----------------------------------------------- ---------------------- ---------------------------------
----------------------------------------------- ---------------------- ---------------------------------
Neuberger Berman Advisers Management Trust                0.15%                        $
----------------------------------------------- ---------------------- ---------------------------------
----------------------------------------------- ---------------------- ---------------------------------
Scudder                                                   0.40%                         none**
----------------------------------------------- ---------------------- ---------------------------------
----------------------------------------------- ---------------------- ---------------------------------
Strong VIF and Opportunity Fund II                        0.20%                        $
----------------------------------------------- ---------------------- ---------------------------------
----------------------------------------------- ---------------------- ---------------------------------
T. Rowe Price                                             0.25%                         none**
----------------------------------------------- ---------------------- ---------------------------------

         *0.05% with respect to the Index 500 Portfolio

         **Did not become available within the Contract until May 1, 2004.

These arrangements may change from time to time, and may include more Funds in the future.



                     CALCULATION OF YIELDS AND TOTAL RETURNS

         From time to time, National Life may disclose yields, total returns, and other performance data pertaining to the Contracts or a Subaccount. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.

         Because of the charges and deductions imposed under a Contract, the yield for the Subaccounts will be lower than the yield for their respective Portfolios. The calculations of yields, total returns, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Contract. Premium taxes currently range from 0% to 3.5% of premium based on the state in which the Contract is sold.

Yields

         A. MONEY MARKET SUBACCOUNT

         From time to time, advertisements and sales literature may quote the current annualized yield of the Money Market Subaccount for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses, or income other than investment income, on shares of the Money Market Portfolio or on its portfolio securities.

         This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) at the end of the seven-day period in the value of a hypothetical pre-existing account having a balance of one unit of the Money Market Subaccount at the beginning of the period, dividing such net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing the base period return on a 365-day, simple interest basis. The net change in account value reflects: 1) net income from the Portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: 1) the Annual Contract Fee; 2) Administration Charge; and 3) the Mortality and Expense Risk Charge. For purposes of calculating current yields for a Contract, the $30 Annual Contract Fee is converted to a per dollar per day charge. For the class of Contracts with the Enhanced Death Benefit Rider, the charge for that optional benefit will be included. Current Yield will be calculated according to the following formula:

         Current Yield = ((NCS - ES) /UV) x (365/7)

         Where:

         NCS  = the net change in the value of the Portfolio
                (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) for the seven-day period attributable to a hypothetical pre-exiting account having an initial balance of one Subaccount unit.

         ES = per unit expenses attributable to the hypothetical account for the seven-day period.

         UV = The unit value at the beginning of the seven-day period.

         The effective yield of the Money Market Subaccount, determined on a compound basis for the same seven-day period, may also be quoted.

         The effective yield is calculated by compounding the unannualized base period return according to the following formula:

         Effective Yield = (1 + (NCS - ES)/UV))365/7 - 1

         Where:

         NCS = the net change in the value of the Portfolio
               (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) for the seven-day period attributable to a hypothetical pre-existing account having an initial balance of one Subaccount unit.

         ES = per unit expenses attributable to the hypothetical account for the seven day period.

         UV = The unit value at the beginning of the seven-day period.

         Because of the charges and deductions imposed under the Contract, the yield for the Money Market Subaccount will be lower than the yield for the Money Market Portfolio.


         The current yield for the Money Market Subaccount as of December 31, 2003 was - %, and the effective yield for that Subaccount as of the same date was - %. These yields were calculated based on the performance of the Money Market Portfolio for the seven day period ending December 31, 2003.


         The current and effective yields on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types of quality of portfolio securities held by the Money Market Portfolio and the Money Market Portfolio's operating expenses. Yields on amounts held in the Money Market Subaccount may also be presented for periods other than a seven-day period.

         B. OTHER SUBACCOUNTS

         From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Subaccounts (except the Money Market Subaccount) for a Contract for a 30-day (or one-month) period. The annualized yield of a Subaccount refers to income generated by the Subaccount over a specific 30-day (or one-month) period. Because the yield is annualized, the yield generated by a Subaccount during a 30-day (or one-month) period is assumed to be generated each period over a 12-month period.

         The yield is computed by: 1) dividing the net investment income earned during the period by the Portfolio company attributable to shares owned by the Subaccount less Subaccount expenses for the period; by (2) the maximum offering price per Subaccount unit on the last day of the period times the daily average daily number of Subaccount units outstanding for the period; and 3) compounding that yield for a six-month period; and then 4) multiplying that result by 2. Expenses attributable to the Subaccount include the Annual Contract Fee, the Administration Charge and the Mortality and Expense Risk Charge. For the class of Contracts with the Enhanced Death Benefit Rider, the charge for that optional benefit will be included. For purposes of calculating the yield, the $30 Annual Contract fee is converted to a per dollar per day charge to determine the amount of this charge attributable to the Subaccount for the period. The yield is calculated according to the following formula:

         Yield = 2 x (((NI - ES)/(U x UV) + 1) 6-1)

         Where:

         NI = net investment income earned during the period by the Portfolio company attributable to the shares owned by the Subaccount.

         ES = expenses of the Subaccount for the period.

         U = the average daily number of Subaccount units outstanding during the period.

         UV = the maximum offering price per Subaccount unit on the last day of the period. This is equivalent to the unit value at the close of the last day in the period.

         Because of the charges and deductions imposed under the Contracts, the yield for the Subaccount will be lower than the yield for the corresponding Portfolio.

         The yield on the amounts held in the Subaccounts normally will fluctuate over time. THEREFORE, THE DISCLOSED YIELD OF ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Subaccount's actual yield is affected by the types and quality of portfolio securities held by the Portfolio and its operating expenses.

         Yield calculations do not take into account the Surrender Charge on amounts surrendered or withdrawn under the Contract. The Surrender Charge ranges from 1% to 7% of premiums paid during the seven years prior to the surrender or withdrawal, including the year in which the surrender is made. A Surrender Charge will not be imposed on Withdrawals in any Contract Year on an amount up to 15% of the Contract Value as of the most recent Contract Anniversary. However, if a Contract is subsequently surrendered within a year after taking a Withdrawal that benefits from the CDSC-free provision, a CDSC will be assessed at the time of the surrender as if the surrender had been taken as a single step.

TOTAL RETURNS

         From time to time, sales literature or advertisements may also quote total returns for periods after or prior to the date the Variable Account commenced operations. For periods prior to the date the Variable Account commenced operations, performance information for the Contracts will be calculated based on the performance of the Fund Portfolios and the assumption that the Subaccounts were in existence for the same periods with the level of Contract charges that were in effect at the inception of the Subaccounts.

         A.       STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS.

         Standardized average annual total returns represent the average annual compounded rates of return that would equate a hypothetical initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of the measuring period. The ending date for each period for which total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication and will be stated in the communication.

         Standardized average annual total returns are calculated using Subaccount unit values which we calculate on each Valuation Day based on the performance of the Subaccount's underlying Portfolio and deductions for the Mortality and Expense Risk Charge and the Administration Charge. For purpose of calculating average annual total returns, the $30 Annual Contract Fee is converted to a per dollar per day charge to determine the amount of this charge attributable to the Subaccount for the period. The calculation also assumes surrender of the Contract at the end of the period for the return quotation. Standardized average annual total returns will therefore reflect a deduction of the CDSC for any period less than seven years. The standardized average annual total return is calculated according to the following formula:

         TR=(ERV/P)1/N-1

         Where:

         TR = the average annual total return net of recurring Subaccount charges.

         ERV= the ending redeemable value (net of any applicable surrender charge) of the hypothetical investment at the end of the period.

         P =  a hypothetical initial payment of $1,000.

         N =  the number of years in the period.


         Standardized average annual total returns are reported only for periods during which a given Subaccount was available in the Contract.

         Standardized average annual total return may be calculated either taking into account or not taking into account the impact of the Enhanced Death Benefit Rider.


         Standardized average annual total returns as of December 31, 2003 are shown in the prospectus, for the underlying Funds offered as of December 31, 2003.


         B.       OTHER TOTAL RETURNS

         NONSTANDARDIZED AVERAGE ANNUAL TOTAL RETURN. From time to time, sales literature or advertisements may also quote nonstandardized average annual total returns for the Subaccounts that do not reflect the CDSC. These are calculated in exactly the same way as standardized average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered or withdrawn.

         CUMULATIVE SUBACCOUNT TOTAL RETURN. National Life may disclose cumulative total returns in conjunction with the standard formats described above. The Cumulative total returns will be calculated using the following formula:

         CTR =        (ERV/P) - 1

Where:

         CTR = The Cumulative Total Return net of recurring Subaccount charges for the period.

         ERV = The ending redeemable value of the hypothetical investment at the end of the period.

         P =   A hypothetical initial payment of $1,000.

         ADJUSTED HISTORIC AVERAGE ANNUAL TOTAL RETURN. Sales literature or advertisements may quote nonstandardized "adjusted" total returns for the Funds since their inception reduced by some or all of the fees and charges under the Policy. Such adjusted historic average annual total return includes data that precedes the inception dates of the Subaccounts. This data is designed to show the performance that would have resulted if the Policy had been in existence during that time.

         When the standard performance data for the Subaccounts is available, nonstandardized Subaccount and adjusted historic average annual total return data will be disclosed together with the standardized average annual total returns for the required periods.


         The Funds have provided the total return information used to calculate the adjusted historic average annual total returns of the Funds' Subaccounts for periods prior to the inception of the Subaccounts. The Alger American Fund, American Century Variable Portfolios, Inc., Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, INVESCO Variable Investment Funds, Inc., J.
P. Morgan Series Trust II, Neuberger Berman Advisers Management Trust, Scudder Variable Series II, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, and T. Rowe Price Equity Series, Inc. are not affiliated with us. The investment adviser to Sentinel Variable Products Trust is a wholly owned subsidiary of National Life Insurance Company.

EFFECT OF THE ANNUAL CONTRACT FEE ON PERFORMANCE DATA

         The Contract provides, for all Contracts with a Contract Value of less than $50,000 on the Date of Issue or any subsequent Contract Anniversary, for a $30 Annual Contract Fee to be deducted annually at the beginning of each Contract Year from the Subaccounts and the unloaned portion of the Fixed Account based on the proportion that the value of each such account bears to the total Contract Value. For purposes of reflecting the Annual Contract Fee in the yield and total return quotations, the Annual Contract Fee is converted into a per-dollar per-day charge, by determining what the total Annual Contract Fees would be on the Contracts in force on December 31, 2003, and dividing by the total Contract Value in the Variable Account of all Contracts in force on December 31, 2003. The per-dollar per-day charge has been converted based on the actual Accumulated Value in the Contracts as of December 31, 2003. The charge works out to ______% per annum.


                           TAX STATUS OF THE CONTRACTS

         Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

         DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

         OWNER CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over separate account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the Owner of the separate account assets supporting the Contract.

         REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an owner of the Contract. Specifically, section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of a owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

         The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

         Other rules may apply to Qualified Contracts.

                          DISTRIBUTION OF THE CONTRACTS


         The principal underwriter for the Contracts is Equity Services, Inc., ("ESI") a wholly-owned subsidiary of the Company and a member of the National Association of Securities Dealers, Inc. ESI also serves as principal underwriter of the National Variable Life Insurance Account and the Life Insurance Company of the Southwest LSW Variable Annuity Account I, which are unit investment trusts registered under the Investment Company Act of 1940. The Contracts will be offered on a continuous basis and will be sold by licensed insurance agents in the states where the Contracts may lawfully be sold. Such agents will be representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. Broker-dealers other than ESI will have executed Selling Agreements with ESI. As principal underwriter of the variable account, ESI received underwriting commissions of $____________, $6,036,999, and $5,227,294 in 2003, 2002, and
2001, respectively, and retained $___________$341,859, and $349,964 in 2003,
2002, and 2001, respectively.


                          SAFEKEEPING OF ACCOUNT ASSETS

        National Life holds the title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from the Company's General Account assets and from the assets in any other separate account.

         Records are maintained of all purchases and redemptions of Fund shares held by each of the Subaccounts.

                                STATE REGULATION

        National Life is subject to regulation and supervision by the Insurance Department of the State of Vermont which periodically examines its affairs. It is also subject to the insurance laws and regulations of all jurisdictions where it is authorized to do business. A copy of the Contract form has been filed with, and where required approved by, insurance officials in each jurisdiction where the Contracts are sold. National Life is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

                               RECORDS AND REPORTS

        National Life will maintain all records and accounts relating to the Variable Account. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to Contract Owners semi-annually at the last address known to the Company.

                                  LEGAL MATTERS

         All matters relating to Vermont law pertaining to the Contracts, including the validity of the Contracts and National Life's authority to issue the Contracts, have been passed upon by D. Russell Morgan, Assistant General Counsel of National Life. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to the Federal securities laws.

                                     EXPERTS


         The financial statements of National Life as of and for the years ended December 31, 2003 and 2002, and the financial statements of the Variable Account as of and for the years ended December 31, 2003 and 2002, which are included in this Statement of Additional Information and in the registration statement, have been audited by PricewaterhouseCoopers LLP, independent auditors, of 160 Federal Street, Boston, Massachusetts 02110-9862 , as set forth in their report included herein, and are included herein in reliance upon such report and upon the authority of such firm as experts in accounting and auditing.


                                OTHER INFORMATION

        A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 450 Fifth Street, N.W., Washington, DC 20549.

                              FINANCIAL STATEMENTS

       The financial statements of National Life and of the relevant Subaccounts of the Separate Account appear on the following pages. The financial statements of National Life should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon National Life's ability to meet its obligations under the Policies.

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
     (a)  Financial Statements
         (1) Financial statements and schedule included in Prospectus Condensed Financial Information
         (2)  Financial statements and schedule included in Part B


         National Life Insurance Company:
              Independent Auditor's Report.
              Consolidated Balance Sheets (GAAP Basis) as of December 31, 20032 and 2002. Consolidated Statements of Operations and Policyholder's Equity (GAAP basis) for the years ended December 31, 2003 and 2002. Consolidated Statements of Cash Flows (GAAP Basis) for the years ended December 31, 2003 and 2002.
              Notes to Consolidated Financial Statements
              Independent Auditor's Report.
         National Variable Annuity Account II
              Independent Auditor's Report
              Statement of Assets
              Statement of Operations
              Statement of Changes in Net Assets
              Notes to Financial Statements

(b)  Exhibits
         (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant.(1)
         (2)  Not Applicable
         (3) Distribution Agreement between the Variable Account/Registrant and Principal Underwriter (2)
         (4)  (a) The form of the variable annuity contract (2)
              (b) Enhanced Death Benefit Rider (2)
              (c) Guaranteed Account Endorsement 10)
              (d) Accelerated Benefits Rider - Covered Chronic Illness (10)
              (e) Accelerated Benefits Rider - Terminal Illness (10)
              (f) Endorsement to the Death Benefit, Systematic Withdrawals, and
                  General Withdrawal Terms Provisions
              (g) Limited Power of Attorney (13)
         (5)  Variable Annuity Application (2)
         (6)  Articles of Incorporation and By-Laws of Depositor (3)
         (7)  Reinsurance agreements
              (1)Reinsurance Agreement - National Life Insurance Company and xxxxxx, effective September 1, 1997/May 1, 1998 (13)
              (2) Automatic and Facultative YRT Reinsurance Agreement - National Life Insurance Company and xxxxx, effective January 1, 2002 (13)
              (3) Automatic Modified -Coinsurance (Mod-Co) Reinsurance and Service Agreement - National Life Insurance Company and xxxxx, effective February 1, 2001 (13)
              (4) Automatic and Facultative Yearly Renewable Term Reinsurance Agreement - National Life Insurance Company and xxxxx, effective January 1, 2002 (13)
              (5) Automatic Yearly Renewable Term Reinsurance Agreement - National Life Insurance Company and xxxxx, effective December 22, 1999 (13)
              (6) Reinsurance Agreement - National Life Insurance Company and xxxxx, effective April 1, 1993 (13)
              (7) Reinsurance Agreement - National Life Insurance Company and xxxxx,.effective April 25, 1995 (13)


         (8)(a) Participation Agreement by and among Market Street Fund, Inc., National Life Insurance Company and PML Securities Company. dated January, 30, 1996 (4).
              1. Form of Amendment No. 1 dated June 20, 1997 by & among Market Street Fund, Inc., National Life Insurance Company, and 1717 Capital Management (formerly PML Securities Company) (7).

              (b) Participation Agreement by and among Variable Insurance Products Fund, Fidelity Distributors Corporation and Vermont Life Insurance Company, (now National Life Insurance Company), dated August 1, 1989 (7).
              1. Form of Amendment No. 1 to Participation Agreement by and among Variable Insurance Products Fund, Fidelity Distributions Corporation and Vermont Life Insurance Company (now National Life Insurance Company) dated January 1, 1996 (5).
              2. Form of Amendment No. 2 to Participation Agreement by and among Variable Insurance Products Fund, Fidelity Distributors Corporation and Vermont Life Insurance Company (now National Life Insurance Company) dated April 28, 1997 (2).
              (c) Participation Agreement by and among The Alger American Fund, National Life Insurance Company and Fred Alger and Company, dated January 31, 1995 (4) (1) Form of amended Schedule A to the Participation Agreement by and among The Alger American Fund, National Life Insurance Company and Fred Alger Company, Dated April 25, 1997 (2) .
         (d) Form of Participation Agreement by and among National Life Insurance Company, National Life Variable Annuity Account II and Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc., and Strong Funds Distributors, Inc., dated May 7, 1997 (2).
         (e) Participation Agreement by and among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Vermont Life Insurance Company (now National Life Insurance Company) dated April 1, 1990 (7).
              (1) Form of Amendment No. 1 by and among Variable Insurance
                  Products Fund II, Fidelity Distributors Corporation and Vermont Life Insurance Company (now National Life Insurance Company) dated April 28, 1997 (2).


         (g) Form of Participation Agreement between National Life Insurance Company and American Century Investment, Inc. (6).
                  (1) Amendment to Shareholder Services Agreement (13)
         (h)  Form of Participation Agreement between National Life Insurance
              Company and Neuberger & Berman Advisers Managers Trust (6)
                  (1) Amendment to Participation Agreement (13)
         (i) Form of Participation Agreement between National Life Insurance Company and J. P. Morgan Series Trust II (6)
         (k) Participation Agreement between National Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc.(8 )
                  (1) Amendment to Participation Agreement (13)
         (l) Participation Agreement between National Life Insurance Company, INVESCO Variable Investment Funds, Inc.; INVESCO Funds Group, Inc., and INVESCO Distributors, Inc. (9)
         (m) Participation Agreement between National Life Insurance Company, Fidelity Variable Insurance Products Fund III and Fidelity Distributors Corporation (13)
         (n) Participation Agreement - National Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. (13)
         (o) Participation Agreement - National Life Insurance Company and Scudder Investments VIT Funds (13) (p) Participation Agreement - National Life Insurance Company and T. Rowe Price (13)

     (9) Opinion and consent of D. Russell Morgan, Assistant General Counsel of National Life Insurance Company. (13)
     (10)(a) Consent of Sutherland Asbill & Brennan LLP. (13) (b) Consent of PriceWaterhouseCoopers LLP. (13)


     (11)Not Applicable.
     (12)Not Applicable.
     (13)Performance Advertising Calculation Schedules (2)
     (14)Powers of Attorney.
         (a)  Robert E. Boardman (1)
         (b)  A. Gary Shilling (1)
         (c)  Jeremiah E. Casey (11)
         (d)  Thomas H. MacLeay (11)

         (1) Incorporated herein by reference to Registration Statement (File No. 333-19583) for National Variable Annuity Account II filed on January 10, 1997.
         (2) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-19583) for National Variable Annuity Account II filed May 28, 1997.
         (3) Incorporated herein by reference to the to the Pre-Effective Amendment No. 2 to the Form S-6 Registration Statement (File No. 333-67003) for National Variable Life Insurance Account (COLI) filed on February 11, 1999.
         (4) Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 33-91938) for National Variable Life Insurance Account (VariTrak) filed March 12, 1996.
         (5) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 33-91938) for National Variable Life Insurance Account (VariTrak) filed December 29, 1995.
         (6) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 333-44723) for National Variable Life Insurance Account (Sentinel Estate Provider) filed April 16, 1998.
         (7) Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-19583) for Variable Annuity Account II (Sentinel Advantage) filed February 25, 1999.
         (8) Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement (File No. 333-44723) for National Variable Life Insurance Account (Sentinel Estate Provider) filed May 1, 2001.
         (9) Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement (File No. 333-44723) for National Variable Life Insurance Account (Sentinel Estate Provider) filed May 1, 2001.
         (10)Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form N-4 Registration Statement (File No. 333-19583) for National Variable Annuity Account II (Sentinel Advantage) filed May 1, 2001.
         (11)Incorporated herein by reference to Post-Effective Amendment No. 9 to Form S-6 Registration Statement for National Variable Life Insurance Account (VariTrak - File No. 33-91938) filed May 1, 2002
         (12)Incorporateed.herein by reference to Post-Effective Amendment No. 12 to the Form N-4 Registration Statement (File No. 33-19583 for National Variable Annuity Account II (Sentinel Advantage) filed July 30, 2003.

         (13)Incorporated herein by reference to Post-Effective Amendment No. 14 to the Forn N-6 Registration Statement (File No. 33-91938) filed March 1, 2004


     Item 25. Directors and Officers of the Depositor

NAME AND PRINCIPAL BUSINESS ADDRESS*       POSITION WITH DEPOSITOR

Thomas H. MacLeay                          Chairman of the Board & CEO and
                                              Director
James A. Mallon                            President & Chief Operating Officer
                                              and Director
Robert E. Boardman                         Director
Hickok & Boardman Financial Network
346 Shelburne Street, P. O. Box 1064

Burlington, VT 05402-1064
Jeremiah E. Casey                          Director
Allfirst Financial, Inc.
25 S. Charles Street
Baltimore, MD 21201

Bruce Lisman                               Director
Bear Stearns Companies
383 Madison Avenue, 5th Floor
New York, NY 1 0179

A. Gary Shilling                           Director
A. Gary Shilling & Co., Inc.
500 Morris Avenue
Springfield, NJ 07081-1020


Edward J. Bonach                           Executive Vice President &
                                                Chief Financial Officer
Rodney A. Buck                             Executive Vice President &
                                                Chief Investment Officer
Michele S. Gatto                           Executive Vice President - Corporate
                                                Services & General Counsel
Gregory H. Doremus                         Senior Vice President - New Business
                                                & Customer Service
Charles C. Kittredge                       Senior Vice President - Marketing
                                                Development & Operations
Wade H. Mayo                               Senior Vice President
Joseph A. Miller                           Senior Vice President - Career System
Ruth B. Smith                              Senior Vice President - Registered
                                                Product & Life Event
                                                Distribution.
James K. McQueston                         Secretary of the Corporation
Eileen von Gal                             Treasurer



*Unless otherwise indicated, the principal business address is National Life Drive, Montpelier, Vermont 05604.


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

         A list of all persons directly or indirectly controlled by or under common control with National Life is set forth below. All of the stock of National Life is owned by NLV Financial Corporation, a Delaware corporation. All of the stock of NLV Financial Corporation is owned by National Life Holding Company, a mutual insurance holding company organized under Vermont law.

         National Life Insurance Company owns 100% of Administrative Services, Inc. , a Vermont administrative services company and National Financial Services, Inc., a Vermont holding company. National Financial Services, Inc. owns 100% of LSW National Holdings, Inc., a Vermont holding company; LSW National Holdings Inc. owns 100% of Insurance Investors Life Insurance Company, a Texas corporation; Insurance Investors Life Insurance Company owns 100% of Life Insurance Company of the Southwest, a Texas corporation.

         National Life Insurance Company owns 100% of NL Capital Management, Inc., a Vermont corporation NL Capital Management, Inc. owns 100% of National Retirement Plan Advisors, Inc., a Delaware administrative service corporation, Sigma American Corporation, a Delaware holding company and Equity Services, Inc., a Vermont securities broker-dealer. Equity Services, Inc. owns 100% of Sentinel Administrative Service Corporation, a Vermont holding company. Sentinel Administrative Service Corporation and Sigma American Corporation, a Delaware holding corporation, are the majority partners of Sentinel Administrative Service Company, a Vermont general partnership which provides transfer agency services and National Retirement Plan Advisors, Inc. and Providentmutual Management Company, Inc., a Delaware holding corporation a subsidiary of Sigma American Corporation, are the majority partners of Sentinel Advisors Company, a Vermont general partnership.

         NL Capital Management, Inc. and Sigma American Corporation are the majority partners of Sentinel Management Company, a Vermont general partnership which provides management services. NL Capital Management, Inc. and Providentmutual Financial Services, Inc., a Delaware holding corporation and a subsidiary of Providentmutual Management Company, Inc., are the majority partners of Sentinel Financial Services Company, a Vermont general partnership which is a securities broker-dealer. Sentinel Management Company owns 100% of American Guaranty & Trust Company, a Delaware corporation.


Item 27. Number of Contract Owners. As of January 31, 2004, 7,305 contracts are in force.


Item 28. Indemnification
          The  By-Laws of Depositor provide, in part in Article VI, as follows
               7.1 Indemnification.

                  (a) The Corporation shall indemnify and hold harmless any officer, director, employee or agent of the Corporation to the fullest extent permitted under Title 11A, Chapter 8, Subchapter 5 of the Vermont Statutes Annotated, as the same may be amended from time to time. Any repeal or modification of this Section 7.1 or of Title 11A, Chapter 8, Subchapter 5 of the Vermont Statutes Annotated shall not adversely affect any right of indemnification of any officer, director or employee of the Corporation existing at any time prior to such repeal or modification. Provided, however, that the Corporation shall not be required to indemnify a person in connection with a proceeding initiated by such person, including a counterclaim or crossclaim, unless the proceeding was authorized by the Board of Directors.

                  (b) The Corporation may pay or reimburse the reasonable expenses incurred in defending any proceeding in advance of its final disposition if the Corporation has received in advance an undertaking by the person receiving such payment or reimbursement to repay all amounts advanced if it should be ultimately determined that he or she is not entitled to be indemnified under this article or otherwise. The Corporation may require security for any such undertaking.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29  Principal Underwriter
     (a) Equity Services, Inc. (ESI) is the principal underwriter for National Variable Annuity Account II and National Variable Life Insurance Account.
     (b) The following information is furnished with respect to the officers and directors of ESI:


Name and Principal              Positions and Offices
BUSINESS ADDRESS*                WITH ESI


Kenneth R. Ehinger              President & Chief Executive Officer
John M. Grab, Jr.               Senior Vice President & Chief Financial Officer
Stephen A. Englese              Senior Vice President - Securities Operations
Greg D. Teese                   Vice President - Compliance
Isabelle Keiser                 Vice President
Tammy W. King                   Vice President - Marketing & Field Development
Budd A. Shedaker                Assistant Vice President - Communications
Wendy K. Nunez                  Assistant Vice President
D. Russell Morgan               Counsel
Sharon E. Bernard               Treasurer & Controller
James K. McQueston              Secretary
Thomas H. MacLeay               Director
Edward J. Bonach                Director
Rodney A. Buck                  Director



*Unless otherwise indicated, principal business address is One National Life Drive, Montpelier, Vermont 05604.

Item 30. Location of Accounts and Records
         All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained by National Life Insurance Company at One National Life Drive, Montpelier, Vermont 05604.

Item 31. Management Services
         All management contracts are discussed in Part A or Part B.

Item 32 Undertakings
     (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payments under the variable annuity contracts may be accepted;
     (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and
     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this form promptly upon written or oral request.
     (d) Reliance on No-Action Letter Regarding Section 403(b) Retirement Plan. National Life Insurance Company and the Registrant/Variable Account rely on a no-action letter issued by the Division of Investment Management to the American Council of Life Insurance on November 28, 1988 and represent that the conditions enumerated therein have been or will be complied with.
     (e) National Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Life Insurance Company.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, National Variable Annuity Account II, has duly caused this Post-Effective Amendment No. 15 to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Montpelier and the State of Vermont, on the 1st day of March, 2004.

                            NATIONAL VARIABLE ANNUITY
                                            ACCOUNT II (Registrant)

                                            By: NATIONAL LIFE INSURANCE COMPANY

(SEAL)

Attest: /S/ CHRISTOPHER M. NERONHA          By:/S/ THOMAS H. MACLEAY
        --------------------------              ---------------------
            Christopher M. Neronha                 Thomas H. MacLeay
            Assistant Secretary                    Chairman of the Board  &
                                                   Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, National Life Insurance Company has duly caused this Post-Effective Amendment No. 15 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal affixed and attested, in the City of Montpelier and the State of Vermont, on the 1st day of March, 2004.

                         NATIONAL LIFE INSURANCE COMPANY
                                  (Depositor)


                            By:/S/ THOMAS H. MACLEAY
                               ---------------------
                               Thomas H. MacLeay
                               Chairman of the Board &
                               Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 15 to the Registration Statement has been signed below by the following persons in the capacities indicated on the date(s) set forth below.

SIGNATURE                          TITLE                              DATE


/S/ THOMAS H. MACLEAY     Chairman of the Board,             March 1, 2004
---------------------
     Thomas H. MacLeay    Chief Executive Officer
                          & Director

/S/ JAMES A. MALLON       President, Chief Operating         March 1, 2004
-------------------
    James A. Mallon       Officer and Director



/S/ EDWARD J. BONACH      Executive Vice President &         March 1, 2004
--------------------
     Edward J. Bonach     Chief Financial Officer


ROBERT E. BOARDMAN*       Director                           March 1, 2004
------------------
Robert E. Boardman


JEREMIAH E. CASEY*        Director                           March 1, 2004
-----------------
Jeremiah E. Casey


____________              Director
Bruce Lisman



A. GARY SHILLING*         Director                           March 1, 2004
----------------
A. Gary Shilling



*By /s/Thomas H. MacLeay                               Date: March 1, 2004
    ---------------------
            Thomas H. MacLeay
      Pursuant to Power of Attorney